2002 SEMI-ANNUAL REPORT
March 31, 2002

[MORGAN STANLEY LOGO]

Morgan Stanley Institutional Fund Trust

EQUITY PORTFOLIOS

Equity Portfolio
Mid Cap Growth Portfolio
Mid Cap Growth II Portfolio
Mid Cap Value Portfolio
Small Cap Growth Portfolio
Small Cap Value Portfolio
Strategic Small Value Portfolio
Value Portfolio

2002 SEMI-ANNUAL REPORT
March 31, 2002

Table of Contents

Morgan Stanley Institutional Fund Trust
is pleased to present the Semi-Annual
Report for the Trust's Equity
Portfolios as of March 31, 2002. Please
call your client service representative
at 800-354-8185 with any questions
regarding this report.

President's Letter                                          1
-------------------------------------------------------------
PORTFOLIO OVERVIEWS AND STATEMENTS OF NET ASSETS
Equity Portfolio                                            2
-------------------------------------------------------------
Mid Cap Growth Portfolio                                    6
-------------------------------------------------------------
Mid Cap Growth II Portfolio                                10
-------------------------------------------------------------
Mid Cap Value Portfolio                                    14
-------------------------------------------------------------
Small Cap Growth Portfolio                                 19
-------------------------------------------------------------
Small Cap Value Portfolio                                  23
-------------------------------------------------------------
Strategic Small Value Portfolio                            28
-------------------------------------------------------------
Value Portfolio                                            33
-------------------------------------------------------------
STATEMENTS OF OPERATIONS                                   37
-------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                        39
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                       45
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                              55
-------------------------------------------------------------

This semi-annual report contains
certain investment return information.
Past performance is not indicative of
future results and the investment
return and principal value of an
investment will fluctuate so that an
investor's shares, when redeemed, may
be worth either more or less than their
original cost.
This report has been prepared for
shareholders and may be distributed to
others only if preceded or accompanied
by a current prospectus.

2002 SEMI-ANNUAL REPORT
March 31, 2002
                                                                               1

President's Letter

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Fund Trust's Semi-Annual Report for the six months ended March 31, 2002. Our Fund currently offers 24 portfolios that provide investors with a diverse array of equity, fixed-income, and asset allocation products. In this report you will find performance statistics and a complete list of holdings for each of the Fund's Equity Portfolios. The Semi-Annual Report for the Fixed Income/Balanced and Advisory Portfolios of the Fund are presented separately.

MARKET OVERVIEW

In the six months after the devastating terrorist attacks of September 11, U.S. markets and the economy proved resilient. Equity markets bounced back, commerce resumed, and the economy managed to surpass expectations.

During the half year ending March 2002, most equity markets enjoyed a significant rebound after lows were made on September 21, just five trading days after the September 11 terrorist attacks. The Dow Jones Industrials gained 18% from October to March, while the S&P 500 had a somewhat more subdued gain of 10%. The Nasdaq, even after retreating from its post-September high in January, appreciated 23% for the six-month period. Small-cap equities also were buoyant; the Russell 2000 index rose 25% from October to March.

From the September lows, growth issues outperformed value issues. The S&P Barra Growth grew by 12%, while the value index grew by 8% for the half year.

Consistent with the Nasdaq's good performance, the strongest S&P 500 sector from October to March was technology, which gained 25%. Following not far behind were materials (23%) and consumer discretionary (21%). Health care remained flat for the time period after being one of the strongest sectors during much of the bear market. Bringing up the rear was the telecommunications group, which lost 25% over the six months. Telecoms have lost nearly 60% of their value since their peak in late 1999.

During this period, bonds also appreciated, driven by extraordinarily aggressive Fed easing. After September 11, the Federal Reserve lopped 125 basis points off of an already low fed funds rate, bringing the overnight rate to 1.75%. The Lehman Brothers Aggregate Bond index gained 0.14% for the six months ending March. Most of the appreciation in bond prices came at the short end of the yield curve.

But the pace of bond market gains was markedly slower than earlier quarters, largely because the economy appeared much more resilient than many had expected. In December, the National Bureau of Economic Research declared that the U.S. economy had officially entered a recession in March 2001. But to the surprise of many, in the fourth quarter of 2001, the economy grew by 1.7%, rather than an expected decline. After a brief respite in September and October, consumer spending and sentiment were very strong through March 2002. In addition, there were signs of a rebound in manufacturing activity, and the jobless rate stabilized.

MARKET OUTLOOK

As the economy gathers steam, we believe corporate profits seem set to recover. The economy already surprised markets by expanding in the fourth quarter and it appears ready to surprise to the up-side yet again over the next few quarters. Consumption remained strong despite the recession in manufacturing, consumer confidence is high, and the job market has stabilized. We believe the benefits of the Fed's aggressive easing to continue to radiate throughout the economy, boosting markets.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President
April 2002

2

Portfolio Overview (Unaudited)

EQUITY PORTFOLIO

The Equity Portfolio is one of Morgan Stanley Investment Management's core-equity funds. Our goal for core equity investing is to seek above-average total return over a market cycle of three to five years. The Portfolio invests primarily in common stocks of large U.S. companies with market capitalizations generally greater than $5 billion. The Portfolio may invest, to a limited extent, in stocks of small companies and foreign equity securities.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------
EQUITY PORTFOLIO
----------------------------------------------------

                                      Institutional   Adviser   S&P 500
                                           [ ]          (P)      INDEX
---------------------------------------------------------------------------
Six Months                                7.18%        7.08%    11.01%
---------------------------------------------------------------------------
One Year                                 (6.78%)      (7.00%)    0.26%
---------------------------------------------------------------------------
Five Years                                7.07%          N/A    10.18%
---------------------------------------------------------------------------
Ten Years                                10.65%          N/A    13.26%
---------------------------------------------------------------------------

[ ]Represents an investment in the Institutional Class.

(P)Represents an investment in the Adviser Class which commenced operations 1/16/98.

* TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE S&P 500 INDEX, AN UNMANAGED MARKET INDEX. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                               3
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Statement of Net Assets (Unaudited)

EQUITY PORTFOLIO
COMMON STOCKS (98.5%)

                                                                      VALUE
                   MARCH 31, 2002                       SHARES       (000)+
---------------------------------------------------------------------------
BANKS (7.2%)
Bank of America Corp.                                   93,100   $    6,333
Bank of New York Co.                                    68,100        2,861
Comerica, Inc.                                          22,800        1,427
FleetBoston Financial Corp.                             18,900          661
JP Morgan Chase & Co.                                  165,200        5,889
Mellon Financial Corp.                                  56,200        2,169
PNC Financial Services Group                             7,800          480
Wells Fargo & Co.                                       53,600        2,648
---------------------------------------------------------------------------
GROUP TOTAL                                                          22,468
---------------------------------------------------------------------------
BASIC RESOURCES (2.7%)
Air Products & Chemicals, Inc.                          72,700        3,755
Alcoa, Inc.                                             75,500        2,849
International Paper Co.                                 43,200        1,858
---------------------------------------------------------------------------
GROUP TOTAL                                                           8,462
---------------------------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (5.2%)
Anheuser-Busch Cos., Inc.                               34,400        1,796
(a)Avon Products, Inc.                                  63,000        3,422
Coca-Cola Co.                                          152,700        7,980
Gillette Co.                                            47,200        1,605
Proctor & Gamble Co.                                    14,500        1,307
---------------------------------------------------------------------------
GROUP TOTAL                                                          16,110
---------------------------------------------------------------------------
CONSUMER DURABLES (2.0%)
Delphi Corp.                                           129,600        2,072
Ford Motor Co.                                          54,621          901
General Motors Corp.                                    29,400        1,777
Masco Corp.                                             52,700        1,447
---------------------------------------------------------------------------
GROUP TOTAL                                                           6,197
---------------------------------------------------------------------------
CONSUMER SERVICES (4.2%)
*AOL Time Warner, Inc.                                 120,553        2,851
*(a)Charter Communications, Inc., Class A               55,200          623
*Comcast Corp., Class A Special                         28,400          903
*International Game Technology                          12,400          773
*(a)Park Place Entertainment Corp.                     165,000        1,741
*Viacom, Inc., Class B                                  95,700        4,629
Walt Disney Co.                                         71,900        1,659
---------------------------------------------------------------------------
GROUP TOTAL                                                          13,179
---------------------------------------------------------------------------
CREDIT & FINANCE/INVESTMENT COMPANIES (7.7%)
American Express Co.                                   128,300        5,255
Citigroup, Inc.                                        162,800        8,062
Federal Home Loan Mortgage Corp.                        44,400        2,814
Goldman Sachs Group, Inc.                               54,000        4,873

                                                                      VALUE
                                                        SHARES       (000)+
---------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                          30,200   $    1,952
MBNA Corp.                                              24,600          949
---------------------------------------------------------------------------
GROUP TOTAL                                                          23,905
---------------------------------------------------------------------------
ENERGY (7.5%)
Amerada Hess Corp.                                      16,400        1,302
ChevronTexaco Corp.                                      5,738          518
*(a)Cooper Cameron Corp.                                39,800        2,034
(a)Dynergy, Inc., Class A                              104,300        3,025
ENSCO International, Inc.                               34,900        1,052
Exxon Mobil Corp.                                      218,400        9,572
(a)GlobalSantaFe Corp.                                  31,600        1,033
*Nabors Industries, Inc.                                10,800          456
*Noble Drilling Corp.                                   56,100        2,322
*(a)TotalFinaElf S.A., Sponsored ADR                    25,300        1,938
---------------------------------------------------------------------------
GROUP TOTAL                                                          23,252
---------------------------------------------------------------------------
FOOD, TOBACCO & OTHER (2.1%)
General Mills, Inc.                                     19,000          928
Philip Morris Cos., Inc.                                57,300        3,018
*Unilever N.V. -- N.Y. Shares                           48,200        2,738
---------------------------------------------------------------------------
GROUP TOTAL                                                           6,684
---------------------------------------------------------------------------
HEALTH CARE (14.0%)
Abbott Laboratories                                     44,100        2,320
*Amgen, Inc.                                            43,200        2,578
Baxter International, Inc.                              29,600        1,762
*Boston Scientific Corp.                                33,600          843
Bristol-Myers Squibb Co.                               107,500        4,353
CIGNA Corp.                                              9,100          923
Eli Lilly & Co.                                         12,500          952
HCA, Inc.                                               21,300          939
*HEALTHSOUTH Corp.                                      66,800          959
Johnson & Johnson                                       64,300        4,176
Medtronics, Inc.                                        38,500        1,740
Merck & Co., Inc.                                       83,500        4,808
Pfizer, Inc.                                           240,275        9,548
Pharmacia Corp.                                         76,900        3,467
Schering-Plough Corp.                                   22,300          698
Wyeth                                                   55,700        3,657
---------------------------------------------------------------------------
GROUP TOTAL                                                          43,723
---------------------------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (8.7%)
Boeing Co.                                              58,700        2,832
Caterpillar, Inc.                                       34,700        1,973
CSX Corp.                                               66,400        2,530
General Electric Co.                                   291,800       10,928
Honeywell International, Inc.                           66,787        2,556
Northrop Grumman Corp.                                   2,700          305

    The accompanying notes are an integral part of the financial statements.

EQUITY PORTFOLIO

4

                                                                      VALUE
                                                        SHARES       (000)+
---------------------------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (CONT'D)
Tyco International Ltd.                                 99,400   $    3,213
United Technologies Corp.                               36,500        2,708
---------------------------------------------------------------------------
GROUP TOTAL                                                          27,045
---------------------------------------------------------------------------
INSURANCE (2.8%)
American International Group, Inc.                      73,950        5,335
Chubb Corp.                                             19,500        1,425
Hartford Financial Services Group, Inc.                 11,700          797
Marsh & McLennan Cos., Inc.                             10,400        1,173
---------------------------------------------------------------------------
GROUP TOTAL                                                           8,730
---------------------------------------------------------------------------
RETAIL (7.0%)
(a)CVS Corp.                                            29,600        1,016
Home Depot, Inc.                                        86,800        4,219
*Kohl's Corp.                                           34,400        2,448
*Kroger Co.                                             72,800        1,613
(a)Limited, Inc.                                        92,100        1,649
McDonald's Corp.                                        66,000        1,832
*Safeway, Inc.                                          15,000          675
Wal-Mart Stores, Inc.                                  134,200        8,225
---------------------------------------------------------------------------
GROUP TOTAL                                                          21,677
---------------------------------------------------------------------------
TECHNOLOGY (21.1%)
*Amdocs Ltd.                                            33,000          879
*(a)Analog Devices, Inc.                                80,100        3,608
*(a)Brocade Communications Systems, Inc.                97,200        2,624
*Cisco Systems, Inc.                                   152,900        2,589
Compaq Computer Corp.                                  160,900        1,681
Computer Associations International, Inc.               62,700        1,373
*Dell Computer Corp.                                    48,800        1,274
(a)Electronic Data Systems Corp.                        24,400        1,415
(a)Hewlett-Packard Co.                                 145,600        2,612
Intel Corp.                                             99,400        3,023
International Business Machines Corp.                    7,600          790
(a)Lucent Technologies, Inc.                           512,800        2,426
*Maxim Integrated Products, Inc.                        44,300        2,468
*Microsoft Corp.                                       195,800       11,809
(a)Motorola, Inc.                                      499,900        7,099
*Oracle Corp.                                          136,400        1,746
*Qualcomm, Inc.                                         22,300          839
*Sanmina Corp.                                          41,100          483
*(a)SAP AG, Sponsored ADR                               53,100        1,975
*Siebel Systems, Inc.                                   49,900        1,627
*(a)Solectron Corp.                                    140,300        1,094
*Sun Microsystems, Inc.                                286,900        2,530
*(a)Taiwan Semiconductor Manufacturing Co., Ltd. ADR   140,500        2,915

                                                                      VALUE
                                                        SHARES       (000)+
---------------------------------------------------------------------------
*(a)Teradyne, Inc.                                      52,300   $    2,062
Texas Instruments, Inc.                                 40,200        1,331
*Vitesse Semiconductor Corp.                            67,500          662
*(a)Xilinx, Inc.                                        66,800        2,663
---------------------------------------------------------------------------
GROUP TOTAL                                                          65,597
---------------------------------------------------------------------------
UTILITIES (6.3%)
AT&T Corp.                                             169,490        2,661
*Calpine Corp.                                          29,600          376
Duke Energy Corp.                                      101,300        3,829
El Paso Corp.                                           21,583          950
Exelon Corp.                                            22,300        1,181
SBC Communications, Inc.                               109,530        4,101
*(a)Sprint Corp. (PCS Group)                            73,500          757
Verizon Communications, Inc.                           124,300        5,674
---------------------------------------------------------------------------
GROUP TOTAL                                                          19,529
---------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $265,118)                                 306,558
---------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT
                                                         (000)
                                                       -------
CASH EQUIVALENTS (10.3%)
---------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (2.8%)
Bank of America, 1.87%, 6/10/02                        $   527          527
Bayrische Hypo-Und Vereinsbank, NY 1.78%, 7/31/02          351          351
Canadian Imperial Bank, NY, 2.05%, 7/31/02                  78           78
Citicorp, 1.87%, 5/28/02                                   211          211
Credit Suisse First Boston USA, Inc., 2.03%, 11/25/02      299          299
Deutsche Bank (London), 1.85%, 5/20/02                     878          878
Dexia Bank, NY, 1.80%, 5/24/02                             176          176
Federal Home Loan Bank, 1.77%, 8/23/02                     439          439
Federal National Mortgage Association, 1.72%, 5/14/02      196          196
Federal National Mortgage Association, 1.72%, 8/12/02      439          439
Federal National Mortgage Association, 1.74%, 12/6/02      235          235
First Union National Bank, 1.84%, 5/8/02                   176          176
Goldman Sachs Group LP, 1.96%, 7/25/02                     252          252
Landesbk Baden-Wuerttemberg, NY, 1.80%, 5/24/02            439          439
Merrill Lynch and Company, 2.05%, 7/24/02                  141          141
National City Bank Cleveland, 2.03%, 10/23/02              299          299
Royal Bank of Canada (London), 1.84%, 5/14/02              878          878
Salomon Smith Barney, Inc., 2.06%, 9/11/02                  94           94
Sigma Finance, Inc., 1.88%, 5/16/02                        438          438
Societe Generale, NY, 2.00%, 7/12/02                       155          155
Unicredito Italiano, NY, 2.00%, 7/8/02                     264          264

    The accompanying notes are an integral part of the financial statements.

EQUITY PORTFOLIO

                                                                               5
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                          FACE
                                                        AMOUNT        VALUE
                                                         (000)       (000)+
---------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (CONT'D)
Union Bank of Switzerland, Stamford, 1.85%, 5/20/02    $   884   $      884
Wells Fargo Bank San Francisco N.A., 1.85%, 5/7/02         616          616
---------------------------------------------------------------------------
GROUP TOTAL                                                           8,465
---------------------------------------------------------------------------
                                                        SHARES
                                                       -------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED SECURITIES (5.6%)
Aim S.T. Investment Co.                                    338          338
American Select Cash Reserve Fund                        1,229        1,229
Citi Institutional Liquid Reserve Fund                   1,229        1,229
Dreyfus Cash Management Plus Fund                        1,229        1,229
Evergreen Institutional Money Market Fund                1,229        1,229
Federated Prime Cash Fund                                1,229        1,229
Goldman Sachs Financial Square Money Market Fund         1,229        1,229
Janus Institutional Money Market Fund                    1,229        1,229
Merrill Lynch Funds for Institutions                     1,229        1,229
Merrill Lynch Premier Institutional Fund                 1,229        1,229
Merrimac Cash Series Fund                                1,229        1,229
Nations Cash Reserve Fund                                1,229        1,229
One Group Institutional Prime Money Market Fund          1,229        1,229
Prudential Institutional Liquidity Fund                  1,229        1,229
Reserve Primary Fund                                     1,229        1,229
---------------------------------------------------------------------------
GROUP TOTAL                                                          17,544
---------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT
                                                         (000)
                                                       -------
REPURCHASE AGREEMENT (1.9%)
**J.P. Morgan Securities Inc., 1.78%, dated 3/28/02,
 due 4/1/02                                            $ 5,962        5,962
---------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $31,971)                                31,971
---------------------------------------------------------------------------
TOTAL INVESTMENTS (108.8%) (Cost $297,089)                          338,529
---------------------------------------------------------------------------

                                                                      VALUE
                                                                     (000)+
---------------------------------------------------------------------------
                                                       -------
OTHER ASSETS AND LIABILITIES (-8.8%)
Dividends Receivable                                             $      293
Interest Receivable                                                       1
Receivable for Investments Sold                                       1,347
Other Assets                                                            113
Payable for Bank Overdraft                                             (134)
Payable for Investments Purchased                                    (2,246)
Payable for Investment Advisory Fees                                   (456)
Payable for Administrative Fees                                         (23)
Payable for Trustees' Deferred Compensation Plan -- Note F             (114)
Collateral on Securities Loaned, at Value                           (26,009)
Other Liabilities                                                       (57)
                                                                 ----------
                                                                    (27,285)
---------------------------------------------------------------------------
NET ASSETS (100%)                                                $  311,244
---------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------
NET ASSETS
Applicable to 29,835,680 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                $  310,311
---------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        $    10.40
---------------------------------------------------------------------------
ADVISER CLASS
---------------------------------------------------------------------------
NET ASSETS
Applicable to 89,879 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                         $      933
---------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        $    10.38
---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                 $  371,865
 Undistributed Net Investment Income (Loss)                             512
 Undistributed Realized Net Gain (Loss)                            (102,573)
 Unrealized Appreciation (Depreciation) on Investment
   Securities                                                        41,440
---------------------------------------------------------------------------
NET ASSETS                                                       $  311,244
---------------------------------------------------------------------------

+    See Note A1 to Financial Statements.
*    Non-income producing security.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
ADR  American Depositary Receipt
(a) All or a portion of security on loan at March 31, 2002 -- See Note I to financial statements.

    The accompanying notes are an integral part of the financial statements.

6

Portfolio Overview (Unaudited)

MID CAP GROWTH PORTFOLIO

The Mid Cap Growth Portfolio seeks long-term capital growth. The Adviser seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. mid cap companies and, to a limited extent, foreign companies. The Adviser selects issues from a universe comprised of mid cap companies, most with market capitalization of generally less than $35 billion. AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------
MID CAP GROWTH PORTFOLIO
-----------------------------------------------

                                 Institutional   Adviser
                                     Class        Class       S&P 400
                                      [ ]          (P)      MIDCAP INDEX
----------------------------------------------------------------------------
Six Months                           12.84%       12.68%       25.93%
----------------------------------------------------------------------------
One Year                           (10.55%)      (10.80%)      18.90%
----------------------------------------------------------------------------
Five Years                           16.18%       15.91%       17.99%
----------------------------------------------------------------------------
Ten Years                            14.31%        N/A         15.83%
----------------------------------------------------------------------------

[ ]Represents an investment in the Institutional Class.

(P)Represents an investment in the Adviser Class which commenced operations 1/31/97.

* TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE S&P 400 MIDCAP INDEX, AN UNMANAGED MARKET INDEX. GENERALLY SPEAKING, SMALL AND MID-CAPITALIZATION STOCK PRICES EXPERIENCE A GREATER DEGREE OF MARKET VOLATILITY THAN THOSE OF LARGE-CAPITALIZATION COMPANIES. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                               7
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Statement of Net Assets (Unaudited)

MID CAP GROWTH PORTFOLIO
COMMON STOCKS (97.4%)

                                                                      VALUE
                  MARCH 31, 2002                       SHARES        (000)+
---------------------------------------------------------------------------
BANKS (0.9%)
Zions Bancorp                                         232,700   $    13,792
---------------------------------------------------------------------------
CONSUMER DURABLES (2.8%)
ArvinMeritor, Inc.                                    597,000        17,045
Lennar Corp.                                          271,500        14,324
*Mohawk Industries, Inc.                              226,063        13,584
---------------------------------------------------------------------------
GROUP TOTAL                                                          44,953
---------------------------------------------------------------------------
CONSUMER SERVICES (14.0%)
*Cablevision Systems Corp. -- Rainbow Media Group     452,500        11,168
*Career Education Corp.                               355,600        14,082
Carnival Corp.                                        614,100        20,050
*GTECH Holdings Corp.                                 381,400        18,593
*Hispanic Broadcasting Corp.                          323,200         9,411
*International Game Technology                        284,400        17,724
*Lamar Advertising Co.                                646,500        26,261
Omnicom Group, Inc.                                    84,000         7,930
*Radio One, Inc., Class D                             607,700        12,519
*Robert Half International, Inc.                      265,100         7,826
Starwood Hotels & Resorts Worldwide, Inc.             316,800        11,915
*Univision Communications, Inc., Class A              323,200        13,574
*USA Networks, Inc.                                   853,300        27,109
*Weight Watchers International, Inc.                  252,100         9,645
*Westwood One, Inc.                                   387,900        14,876
---------------------------------------------------------------------------
GROUP TOTAL                                                         222,683
---------------------------------------------------------------------------
ENERGY (6.6%)
*BJ Services Co.                                      446,100        15,377
Devon Energy Corp.                                    335,300        16,185
GlobalSantaFe Corp.                                   659,400        21,563
Murphy Oil Corp.                                      221,200        21,235
*Nabors Industries, Inc.                              394,300        16,659
*Noble Drilling Corp.                                 322,200        13,336
---------------------------------------------------------------------------
GROUP TOTAL                                                         104,355
---------------------------------------------------------------------------
CREDIT & FINANCE/INVESTMENT COMPANIES (4.1%)
*Affliated Managers Group, Inc.                       258,500        18,568
Capital One Financial Corp.                           206,900        13,210
Charles Schwab Corp. (The)                          1,131,300        14,809
Lehman Brothers Holdings, Inc.                        290,900        18,804
---------------------------------------------------------------------------
GROUP TOTAL                                                          65,391
---------------------------------------------------------------------------
FOOD & TOBACCO (1.0%)
Dreyer's Grand Ice Cream, Inc.                        174,500         7,188
*Loews Corp. -- Carolina Group                        265,100         7,950
---------------------------------------------------------------------------
GROUP TOTAL                                                          15,138
---------------------------------------------------------------------------

                                                                      VALUE
                                                       SHARES        (000)+
---------------------------------------------------------------------------
HEALTH CARE (22.3%)
*Alcon, Inc.                                          213,300   $     7,220
AmerisourceBergen Corp.                               239,200        16,337
*Biovail Corp.                                        536,600        26,819
*Caremark Rx, Inc.                                    963,200        18,782
*Celgene Corp.                                        484,800        11,999
*Cephalon, Inc.                                       148,200         9,337
*Cytyc Corp.                                          556,000        14,968
*Forest Laboratories, Inc.                            219,800        17,958
*Genzyme Corp. -- General Division                    161,600         7,057
*Gilead Sciences, Inc.                                788,700        28,385
*Health Management Associates, Inc., Class A          853,300        17,689
*ICOS Corp.                                            84,000         3,863
*IDEC Pharmaceuticals Corp.                           362,000        23,277
*Immunex Corp.                                        523,600        15,844
*Laboratory Corp. of America Holdings                 200,400        19,210
*Lincare Holdings, Inc.                               601,200        16,305
*MedImmune, Inc.                                      368,500        14,493
*Quest Diagnostics, Inc.                              316,800        26,247
*St. Jude Medical, Inc.                               187,500        14,466
*Stryker Corp.                                        257,000        15,505
*Varian Medical Systems, Inc.                         349,100        14,278
*Zimmer Holdings, Inc.                                426,700        14,529
---------------------------------------------------------------------------
GROUP TOTAL                                                         354,568
---------------------------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (6.3%)
*Agco Corp.                                           753,100        17,186
*Anteon International Corp.                            38,800           807
*Celestica, Inc.                                      426,700        15,472
*ChoicePoint, Inc.                                    181,000        10,426
*Concord EFS, Inc.                                    465,500        15,478
*Flextronics International Ltd.                       258,600         4,719
General Dynamics Corp.                                 90,500         8,503
Harris Corp.                                          336,200        12,073
*L-3 Communications Holdings, Inc.                    142,200        15,926
---------------------------------------------------------------------------
GROUP TOTAL                                                         100,590
---------------------------------------------------------------------------
INSURANCE (1.5%)
Everest Re Group Ltd.                                 174,500        12,100
Loews Corp.                                           200,400        11,739
---------------------------------------------------------------------------
GROUP TOTAL                                                          23,839
---------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST (0.5%)
Plum Creek Timber Company, Inc.                       258,600         7,683
---------------------------------------------------------------------------
RETAIL (11.3%)
*Abercrombie & Fitch Co., Class A                     659,400        20,310
*BJ's Wholesale Club, Inc.                            587,200        26,248
*Brinker International, Inc.                          368,500        11,943

    The accompanying notes are an integral part of the financial statements.

MID CAP GROWTH PORTFOLIO

8

                                                                      VALUE
                                                       SHARES        (000)+
---------------------------------------------------------------------------
RETAIL (CONT'D)
CBRL Group, Inc.                                      536,600   $    15,277
*Coach, Inc.                                          342,600        17,373
*Dollar Tree Stores, Inc.                             691,700        22,695
Limited, Inc.                                         859,800        15,390
*Sonic Corp.                                          278,000         7,147
TJX Companies, Inc.                                   652,900        26,122
*Tricon Global Restaurants, Inc.                      278,000        16,341
---------------------------------------------------------------------------
GROUP TOTAL                                                         178,846
---------------------------------------------------------------------------
TECHNOLOGY (25.2%)
Adobe Systems, Inc.                                   387,900        15,628
*Affiliated Computer Services, Inc., Class A          336,200        18,871
*ATI Technologies, Inc.                               452,500         6,064
*ATMI, Inc.                                           129,300         4,066
*BMC Software, Inc.                                   433,100         8,424
*Broadcom Corp., Class A                              452,500        16,245
*Brocade Communications Systems, Inc.                 239,200         6,458
*Business Objects S.A., Sponsored ADR                 200,400         8,824
*Conexant Systems, Inc.                               640,000         7,712
*Documentum, Inc.                                     206,900         5,266
*Emulex Corp.                                         103,400         3,405
*Fairchild Semiconductor International., Class A      129,300         3,698
*Finisar Corp.                                        497,800         3,833
*Integrated Device Technology, Inc.                   349,100        11,604
*Intersil Corp., Class A                              219,800         6,231
*Intuit, Inc.                                         206,900         7,937
*KLA-Tencor Corp.                                     387,900        25,795
*Manugistics Group, Inc.                              413,700         8,886
*Marvell Technology Group Ltd.                        206,900         9,062
*Mercury Interactive Corp.                            200,400         7,545
*Microchip Technology, Inc.                           303,800        12,708
*Microtune, Inc.                                      607,700         8,733
*Network Appliance, Inc.                              484,800         9,880
*Network Associates, Inc.                             315,800         7,642
*Novellus Systems, Inc.                               368,500        19,947
*Peregrine Systems, Inc.                            1,286,500        12,247
*Photon Dynamics, Inc.                                 84,000         4,275
*Polycom, Inc.                                        142,200         3,498
*QLogic Corp.                                          90,500         4,482
*Rational Software Corp.                              336,200         5,322
*Retek, Inc.                                          174,500         4,581

                                                                      VALUE
                                                       SHARES        (000)+
---------------------------------------------------------------------------
*RF Micro Devices, Inc.                               620,600   $    11,109
*Sabre Holdings Corp.                                 510,700        23,855
*Storage Technology Corp.                             181,000         3,881
*SunGard Data Systems, Inc.                           484,800        15,984
*Symantec Corp.                                       310,300        12,787
*Teradyne, Inc.                                       420,200        16,568
*Tibco Software, Inc.                                 497,800         5,854
*VERITAS Software Corp.                               168,100         7,368
*Vitesse Semiconductor Corp.                          452,500         4,435
*Xilinx, Inc.                                         504,200        20,097
---------------------------------------------------------------------------
GROUP TOTAL                                                         400,807
---------------------------------------------------------------------------
UTILITIES (0.9%)
Dominion Resources, Inc.                              213,300        13,899
---------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,358,734)                             1,546,544
---------------------------------------------------------------------------
                                                         FACE
                                                       AMOUNT
                                                        (000)
                                                    ---------
CASH EQUIVALENTS (3.0%)
---------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.0%)
**J.P. Morgan Securities Inc., 1.78%, dated
 3/28/02, due 4/01/02 (Cost $47,180)                $  47,180        47,180
---------------------------------------------------------------------------
TOTAL INVESTMENTS (100.4%) (Cost $1,405,914)                      1,593,724
---------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (-0.4%)
Cash                                                                     33
Receivable for Investments Sold                                       1,991
Receivable for Fund Shares Sold                                           1
Dividends Receivable                                                     37
Interest Receivable                                                       9
Other Assets                                                             96
Payable for Investments Purchased                                    (5,158)
Payable for Investment Advisory Fees                                 (2,154)
Payable for Administrative Fees                                        (108)
Payable for Trustees' Deferred
 Compensation Plan -- Note F                                           (111)
Payable for Distribution Fees -- Adviser Class                         (147)
Other Liabilities                                                      (254)
                                                                -----------
                                                                     (5,765)
---------------------------------------------------------------------------
NET ASSETS (100%)                                               $ 1,587,959
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MID CAP GROWTH PORTFOLIO

                                                                               9
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                                   VALUE
                                                                  (000)+
---------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------
NET ASSETS
Applicable to 54,639,722 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $   912,652
---------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                       $     16.70
---------------------------------------------------------------------------
ADVISER CLASS
---------------------------------------------------------------------------
NET ASSETS
Applicable to 41,065,751 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $   675,307
---------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                       $     16.44
---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                $ 2,614,371
 Undistributed Net Investment Income (Loss)                          (4,079)
 Undistributed Realized Net Gain (Loss)                          (1,210,143)
 Unrealized Appreciation (Depreciation) on
   Investment Securities                                            187,810
---------------------------------------------------------------------------
NET ASSETS                                                      $ 1,587,959
---------------------------------------------------------------------------

+    See Note A1 to Financial Statements.
*    Non-income producing security
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
ADR  American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

10

Portfolio Overview (Unaudited)

MID CAP GROWTH II PORTFOLIO

The Mid Cap Growth II Portfolio seeks long-term capital growth. The Adviser seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. mid cap companies and, to a limited extent, foreign companies. The Adviser selects issues from a universe comprised of mid cap companies, most with market capitalizations of generally less than $35 billion. AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------
MID CAP GROWTH II PORTFOLIO
-------------------------------------------------

                                        Institutional
                                            Class       Russell Mid Cap
                                             [ ]         Growth Index
---------------------------------------------------------------------------
Six Months                                  15.67%           24.82%
---------------------------------------------------------------------------
One Year                                  (14.09%)            4.70%
---------------------------------------------------------------------------
Since Inception                           (36.91%)         (19.29%)
---------------------------------------------------------------------------

* Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

[ ]Represents an investment in the Institutional Class. The Mid Cap Growth II Portfolio commenced operations on 12/28/00.

TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE RUSSELL MIDCAP GROWTH INDEX, AN UNMANAGED MARKET INDEX. GENERALLY SPEAKING, SMALL AND MID-CAPITALIZATION STOCK PRICES EXPERIENCE A GREATER DEGREE OF MARKET VOLATILITY THAN THOSE OF LARGE-CAPITALIZATION COMPANIES. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                              11
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Statement of Net Assets (Unaudited)

MID CAP GROWTH II PORTFOLIO
COMMON STOCKS (97.4%)

                                                                       VALUE
                     MARCH 31, 2002                        SHARES     (000)+
----------------------------------------------------------------------------
BANKS (0.9%)
Zions Bancorp                                                 300   $    18
----------------------------------------------------------------------------
CONSUMER DURABLES (2.6%)
ArvinMeritor, Inc.                                            700        20
Lennar Corp.                                                  300        16
*Mohawk Industries, Inc.                                      265        16
----------------------------------------------------------------------------
GROUP TOTAL                                                              52
----------------------------------------------------------------------------
CONSUMER SERVICES (14.2%)
*Cablevision Systems Corp. -- Rainbow Media Group             600        15
*Career Education Corp.                                       400        16
Carnival Corp.                                                800        26
*GTECH Holdings Corp.                                         500        24
*Hispanic Broadcasting Corp.                                  400        12
*International Game Technology                                400        25
*Lamar Advertising Co.                                        800        33
Omnicom Group, Inc.                                           100         9
*Radio One, Inc., Class D                                     800        16
*Robert Half International, Inc.                              300         9
Starwood Hotels & Resorts Worldwide, Inc.                     400        15
*Univision Communications, Inc., Class A                      400        17
*USA Networks, Inc.                                         1,100        35
*Weight Watchers International, Inc.                          300        11
*Westwood One, Inc.                                           500        19
----------------------------------------------------------------------------
GROUP TOTAL                                                             282
----------------------------------------------------------------------------
CREDIT & FINANCE/INVESTMENT COMPANIES (4.3%)
*Affiliated Managers Group, Inc.                              300        21
Capital One Financial Corp.                                   300        19
Charles Schwab Corp. (The)                                  1,500        19
Lehman Brothers Holdings, Inc.                                400        26
----------------------------------------------------------------------------
GROUP TOTAL                                                              85
----------------------------------------------------------------------------
ENERGY (6.7%)
*BJ Services Co.                                              600        21
Devon Energy Corp.                                            400        19
GlobalSantaFe Corp.                                           800        26
Murphy Oil Corp.                                              300        29
*Nabors Industries, Inc.                                      500        21
*Noble Drilling Corp.                                         400        17
----------------------------------------------------------------------------
GROUP TOTAL                                                             133
----------------------------------------------------------------------------
FOOD & TOBACCO (0.8%)
Dreyer's Grand Ice Cream, Inc.                                200         8
*Loews Corp. -- Carolina Group                                300         9
----------------------------------------------------------------------------
GROUP TOTAL                                                              17
----------------------------------------------------------------------------

                                                                       VALUE
                                                           SHARES     (000)+
----------------------------------------------------------------------------
HEALTH CARE (22.0%)
*Alcon, Inc.                                                  300   $    10
AmerisourceBergen Corp.                                       300        20
*Biovail Corp.                                                700        35
*Caremark Rx, Inc.                                          1,100        21
*Celgene Corp.                                                600        15
*Cephalon, Inc.                                               200        13
*Cytyc Corp.                                                  700        19
*Forest Laboratories, Inc.                                    300        25
*Genzyme Corp. -- General Division                            200         9
*Gilead Sciences, Inc.                                      1,000        36
*Health Management Associates, Inc., Class A                1,100        23
*ICOS Corp.                                                   100         5
*IDEC Pharmaceuticals Corp.                                   400        26
*Immunex Corp.                                                700        21
*Laboratory Corp. of America Holdings                         200        19
*Lincare Holdings, Inc.                                       700        19
*MedImmune, Inc.                                              500        20
*Quest Diagnostics, Inc.                                      400        33
*St. Jude Medical, Inc.                                       200        15
*Stryker Corp.                                                300        18
*Varian Medical Systems, Inc.                                 400        16
*Zimmer Holdings, Inc.                                        500        17
----------------------------------------------------------------------------
GROUP TOTAL                                                             435
----------------------------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (6.3%)
*Agco Corp.                                                   900        21
*Anteon International Corp.                                   100         2
*Celestica, Inc.                                              500        18
*ChoicePoint, Inc.                                            200        12
*Concord EFS, Inc.                                            600        20
*Flextronics International Ltd.                               300         6
General Dynamics Corp.                                        100         9
Harris Corp.                                                  400        14
*L-3 Communications Holdings, Inc.                            200        22
----------------------------------------------------------------------------
GROUP TOTAL                                                             124
----------------------------------------------------------------------------
INSURANCE (1.3%)
Everest Re Group Ltd.                                         200        14
Loews Corp.                                                   200        12
----------------------------------------------------------------------------
GROUP TOTAL                                                              26
----------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (0.5%)
Plum Creek Timber Co., Inc. REIT                              300         9
----------------------------------------------------------------------------
RETAIL (11.1%)
*Abercrombie & Fitch Co., Class A                             800        25
*BJ's Wholesale Club, Inc.                                    700        31

    The accompanying notes are an integral part of the financial statements.

MID CAP GROWTH II PORTFOLIO

12

                                                                       VALUE
                                                           SHARES     (000)+
----------------------------------------------------------------------------
RETAIL (CONT'D)
*Brinker International, Inc.                                  500   $    16
CBRL Group, Inc.                                              700        20
*Coach, Inc.                                                  400        20
*Dollar Tree Stores, Inc.                                     900        29
Limited, Inc.                                               1,100        20
*Sonic Corp.                                                  300         8
TJX Companies, Inc.                                           800        32
*Tricon Global Restaurants, Inc.                              300        18
----------------------------------------------------------------------------
GROUP TOTAL                                                             219
----------------------------------------------------------------------------
TECHNOLOGY (25.7%)
Adobe Systems, Inc.                                           500        20
*Affiliated Computer Services, Inc., Class A                  400        22
*ATI Technologies, Inc.                                       600         8
*ATMI, Inc.                                                   200         6
*BMC Software, Inc.                                           500        10
*Broadcom Corp., Class A                                      600        22
*Brocade Communications Systems, Inc.                         300         8
*Business Objects S.A., Sponsored ADR                         300        13
*Conexant Systems, Inc.                                       800        10
*Documentum, Inc.                                             300         8
*Emulex Corp.                                                 100         3
*Fairchild Semiconductor International., Class A              200         6
*Finisar Corp.                                                600         5
*Integrated Device Technology, Inc.                           400        13
*Intersil Corp., Class A                                      300         9
*Intuit, Inc.                                                 300        12
*KLA-Tencor Corp.                                             500        33
*Manugistics Group, Inc.                                      500        11
*Marvell Technology Group Ltd.                                300        13
*Mercury Interactive Corp.                                    300        11
*Microchip Technology, Inc.                                   400        17
*Microtune, Inc.                                              700        10
*Network Appliance, Inc.                                      600        12
*Network Associates, Inc.                                     400        10
*Novellus Systems, Inc.                                       500        27
*Peregrine Systems, Inc.                                    1,600        15
*Photon Dynamics, Inc.                                        100         5
*Polycom, Inc.                                                200         5
*QLogic Corp.                                                 100         5

                                                                       VALUE
                                                           SHARES     (000)+
----------------------------------------------------------------------------
*Rational Software Corp.                                      400   $     6
*Retek, Inc.                                                  200         5
*RF Micro Devices, Inc.                                       800        14
*Sabre Holdings Corp.                                         600        28
*Storage Technology Corp.                                     200         4
*SunGard Data Systems, Inc.                                   600        20
*Symantec Corp.                                               400        16
*Teradyne, Inc.                                               500        20
*Tibco Software, Inc.                                         600         7
*VERITAS Software Corp.                                       200         9
*Vitesse Semiconductor Corp.                                  600         6
*Xilinx, Inc.                                                 600        24
----------------------------------------------------------------------------
GROUP TOTAL                                                             508
----------------------------------------------------------------------------
UTILITIES (1.0%)
Dominion Resources, Inc.                                      300        20
----------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,725)                                     1,928
----------------------------------------------------------------------------
                                                             FACE
                                                           AMOUNT
                                                            (000)
                                                           ------
CASH EQUIVALENT (2.1%)
----------------------------------------------------------------------------
REPURCHASE AGREEMENT (2.1%)
**J.P. Morgan Securities Inc., 1.78%, dated 3/28/02, due
 4/01/02 (Cost $41)                                        $   41        41
----------------------------------------------------------------------------
TOTAL INVESTMENTS (99.5%) (Cost $1,766)                               1,969
----------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (0.5%)
Receivable for Investments Sold                                           2
Receivable from Investment Advisor                                       23
Payable for Investments Purchased                                        (5)
Other Liabilities                                                       (10)
                                                                    -------
                                                                         10
----------------------------------------------------------------------------
NET ASSETS (100%)                                                     1,979
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------------------------
NET ASSETS
Applicable to 352,702 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                            $ 1,979
----------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                           $  5.61
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MID CAP GROWTH II PORTFOLIO

                                                                              13
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                                     VALUE
                                                                     (000)+
----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                    $ 4,324
 Undistributed Net Investment Income (Loss)                              (9)
 Undistributed Realized Net Gain (Loss)                              (2,539)
 Unrealized Appreciation (Depreciation) on
   Investment Securities                                                203
----------------------------------------------------------------------------
NET ASSETS                                                          $ 1,979
----------------------------------------------------------------------------

+    See Note A1 to Financial Statements.
*    Non-income producing security
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
ADR  American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

14

Portfolio Overview (Unaudited)

MID CAP VALUE PORTFOLIO

The Mid Cap Value Portfolio seeks above-average total returns over a market cycle of three to five years. The Portfolio invests primarily in common stock of companies with capitalizations generally in the range of companies included in the S&P MidCap 400 Index. The Portfolio may purchase stocks that typically do not pay dividends.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------
MID CAP VALUE
----------------------------------------------------

                            Institutional   Investment   Adviser    S&P 400
                                Class         Class       Class      MidCap
                                 [ ]           (L)         (P)       INDEX
--------------------------------------------------------------------------------
Six Months                     21.64%          21.51%      21.46%    25.93%
--------------------------------------------------------------------------------
One Year                        6.91%           6.62%       6.61%    18.90%
--------------------------------------------------------------------------------
Five Years                     16.20%          16.00%         N/A    17.99%
--------------------------------------------------------------------------------
Since Inception                20.94%             N/A         N/A    18.94%
--------------------------------------------------------------------------------

* Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

[ ]Represents an investment in the Institutional Class. The Mid Cap Value Portfolio commenced operations on 12/30/94.

(L)Represents an investment in the Investment Class which commenced operations 5/10/96.

(P)Represents an investment in the Adviser Class which commenced operations 07/17/98.

TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE S&P 400 MIDCAP INDEX, AN UNMANAGED MARKET INDEX. GENERALLY SPEAKING, SMALL AND MID-CAPITALIZATION STOCK PRICES EXPERIENCE A GREATER DEGREE OF MARKET VOLATILITY THAN THOSE OF LARGE-CAPITALIZATION COMPANIES. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                              15
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Statement of Net Assets (Unaudited)

MID CAP VALUE PORTFOLIO
COMMON STOCKS (98.0%)

                                                                       VALUE
MARCH 31, 2002                                         SHARES         (000)+
----------------------------------------------------------------------------
BANKS (9.6%)
Banknorth Group, Inc.                                 207,600   $      5,470
Charter One Financial, Inc.                           352,440         11,003
Comerica, Inc.                                        108,400          6,783
Compass Bancshares, Inc.                               89,200          2,754
Cullen/Frost Bankers, Inc.                            162,700          5,836
First Tennessee National Corp.                        128,800          4,514
Golden State Bancorp, Inc.                            341,400         10,136
Hibernia Corp., Class A                               646,800         12,354
Marshall & Ilsley Corp.                                55,100          3,429
Mellon Financial Corp.                                428,400         16,532
Mercantile Bankshares Corp.                               928             40
National Commerce Financial Corp.                     246,800          6,861
North Fork Bancorp, Inc.                              231,600          8,236
Pacific Century Financial Corp.                       103,300          2,692
PNC Financial Services Group                          311,200         19,136
Provident Financial Group, Inc.                        50,000          1,440
Sovereign Bancorp, Inc.                               661,400          9,293
Washington Mutual, Inc.                               179,500          5,947
Zions Bancorp                                         164,300          9,738
----------------------------------------------------------------------------
GROUP TOTAL                                                          142,194
----------------------------------------------------------------------------
BASIC RESOURCES (5.2%)
AK Steel Holding Corp.                                355,300          5,081
AMETEK, Inc.                                           39,100          1,455
Bowater, Inc.                                         158,200          7,878
Cabot Corp.                                           173,400          6,390
Eastman Chemical Co.                                  330,700         16,135
Longview Fibre Co.                                     14,600            150
Louisiana-Pacific Corp.                               316,100          3,395
*Millipore Corp.                                       36,900          1,633
Olin Corp.                                             80,400          1,512
*Packaging Corp. of America                           286,100          5,662
*Pactiv Corp.                                         266,800          5,341
Pall Corp.                                            227,200          4,655
RPM, Inc.                                             204,100          3,174
Sappi Ltd., Sponsored ADR                             425,200          5,693
Temple-Inland, Inc.                                    65,200          3,698
*UCAR International, Inc.                             323,900          4,599
*W.R. Grace & Co.                                     532,500          1,172
----------------------------------------------------------------------------
GROUP TOTAL                                                           77,623
----------------------------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.1%)
Coca Cola Enterprises, Inc.                           297,400          5,585
Dial Corp. (The)                                      207,900          3,746
Fortune Brands, Inc.                                  155,800          7,692
----------------------------------------------------------------------------
GROUP TOTAL                                                           17,023
----------------------------------------------------------------------------

                                                                       VALUE
                                                       SHARES         (000)+
----------------------------------------------------------------------------
CONSUMER DURABLES (3.5%)
*American Standard Cos., Inc.                         138,200   $      9,778
Hasbro, Inc.                                          594,900          9,411
*Lear Corp.                                           281,200         13,385
SPX Corp.                                              61,700          8,736
*Tower Automotive, Inc.                               740,700         10,362
----------------------------------------------------------------------------
GROUP TOTAL                                                           51,672
----------------------------------------------------------------------------
CONSUMER SERVICES (11.4%)
*Acxiom Corp.                                         243,800          4,179
*Adelphia Communications Corp., Class A             1,406,300         20,954
*Alliance Atlantis Communications, Inc., Class B      153,200          1,728
*Aramark Corp., Class B                               313,100          8,266
*Bally Total Fitness Holding Corp.                  1,130,700         24,819
*Cendant Corp.                                        398,600          7,653
*DoubleClick, Inc.                                     92,500          1,109
*Electronic Arts, Inc.                                362,900         22,064
Gannett Co., Inc.                                      59,900          4,558
Interpublic Group Cos., Inc.                          434,800         14,905
Media General, Inc., Class A                           26,200          1,663
News Corp., Ltd, Sponsored ADR                        155,746          3,738
*Park Place Entertainment Corp.                       996,300         10,511
Readers Digest Association (The), Inc., Class A       593,000         13,289
Six Flags, Inc.                                       410,800          7,337
*Valassis Communications, Inc.                        572,450         22,114
----------------------------------------------------------------------------
GROUP TOTAL                                                          168,887
----------------------------------------------------------------------------
CREDIT & FINANCE/INVESTMENT COMPANIES (3.3%)
Bear Stearns Co., Inc.                                123,100          7,725
Downey Financial Corp.                                 57,900          2,640
*E*TRADE Group, Inc.                                  803,600          7,570
Franklin Resources, Inc.                              178,800          7,495
GATX Corp.                                            151,000          4,802
Lehman Brothers Holdings, Inc.                         58,300          3,769
Metris Cos., Inc.                                     108,600          2,172
SEI Investments Co.                                   243,900         10,441
Waddell & Reed Financial, Inc., Class A                59,200          1,804
----------------------------------------------------------------------------
GROUP TOTAL                                                           48,418
----------------------------------------------------------------------------
ENERGY (5.7%)
Aquila, Inc.                                           99,509          2,472
Baker Hughes, Inc.                                     53,400          2,043
*BJ Services Co.                                      105,000          3,619
Dynergy, Inc., Class A                                602,600         17,476
ENSCO International, Inc.                              92,400          2,785
Equitable Resources, Inc.                             184,900          6,436
GlobalSantaFe Corp.                                   396,795         12,975
*Hanover Compressor Co.                               220,300          3,963

    The accompanying notes are an integral part of the financial statements.

MID CAP VALUE PORTFOLIO

16

                                                                       VALUE
                                                       SHARES         (000)+
----------------------------------------------------------------------------
ENERGY (CONT'D)
*National-Oilwell, Inc.                               155,000   $      3,926
*Noble Drilling Corp.                                 215,400          8,915
Ocean Energy, Inc.                                    198,400          3,926
*Precision Drilling Corp.                             150,000          4,794
XTO Energy, Inc.                                      588,150         11,793
----------------------------------------------------------------------------
GROUP TOTAL                                                           85,123
----------------------------------------------------------------------------
FOOD & TOBACCO (2.3%)
H.J. Heinz Co.                                        118,300          4,909
*Loews Corp. -- Carolina Group                        234,300          7,027
R.J. Reynolds Tobacco Holdings, Inc.                  150,100          9,719
Sara Lee Corp.                                        349,900          7,264
Tyson Foods, Inc., Class A                            445,277          5,557
----------------------------------------------------------------------------
GROUP TOTAL                                                           34,476
----------------------------------------------------------------------------
HEALTH CARE (13.2%)
Allergan, Inc.                                         62,800          4,060
*Anthem, Inc.                                         173,100          9,965
*Apogent Technologies, Inc.                           242,500          5,985
*Apria Healthcare Group, Inc.                         321,000          7,868
*Biovail Corp.                                         60,100          3,004
*Caremark Rx, Inc.                                    788,300         15,372
*Cephalon, Inc.                                       170,500         10,741
*Covance, Inc.                                        206,800          4,194
*Genzyme Corp. -- General Division                    136,000          5,939
*Gilead Sciences, Inc.                                490,300         17,646
*Health Net, Inc.                                     201,200          5,521
*ICOS Corp.                                           134,700          6,195
*IDEC Pharmaceuticals Corp.                           211,400         13,593
*InterMune, Inc.                                      203,000          6,104
*Invitrogen Corp.                                      54,300          1,864
*Laboratory Corp. of America Holdings                  41,300          3,959
*LifePoint Hospitals, Inc.                            127,700          4,720
*MedImmune, Inc.                                      140,100          5,510
*Protein Design Labs, Inc.                            350,700          6,007
*Quest Diagnostics, Inc.                              199,700         16,545
*Scios, Inc.                                          105,000          3,038
St. Jude Medical, Inc.                                208,200         16,063
*Steris Corp.                                         317,200          6,617
*Transkaryotic Therapies, Inc.                        156,200          6,724
*Universal Health Services, Inc., Class B             110,500          4,558
Varian Medical Systems, Inc.                          114,400          4,679
----------------------------------------------------------------------------
GROUP TOTAL                                                          196,471
----------------------------------------------------------------------------

                                                                       VALUE
                                                       SHARES         (000)+
----------------------------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (8.0%)
*Allied Waste Industries, Inc.                        433,700   $      5,638
*Bisys Group, Inc. (The)                              104,600          3,687
Burlington Northern Santa Fe Corp.                    178,500          5,387
CNF, Inc.                                             123,600          4,078
Cooper Industries, Inc.                               277,100         11,624
*Flextronics International Ltd.                       289,400          5,281
Goodrich Corp.                                        186,400          5,898
Kennametal, Inc.                                       48,000          1,941
Martin Marietta Materials, Inc.                       114,100          4,817
*Navistar International Corp.                         176,000          7,797
Northrop Grumman Corp.                                 33,500          3,787
Parker-Hannifin Corp.                                 204,200         10,190
Raytheon Co.                                          315,300         12,943
Southwest Airlines Co.                                175,100          3,388
*Thermo Electron Corp.                                149,300          3,095
*Titan Corp.                                        1,126,800         23,268
*United Rentals, Inc.                                 194,200          5,337
----------------------------------------------------------------------------
GROUP TOTAL                                                          118,156
----------------------------------------------------------------------------
INSURANCE (4.5%)
Allmerica Financial Corp.                             399,900         17,955
American Financial Group, Inc.                        208,400          5,985
Everest Re Group Ltd.                                  89,500          6,206
Loews Corp.                                           125,000          7,322
MBIA, Inc.                                             36,850          2,015
Old Republic International Corp.                      232,800          7,443
Protective Life Corp.                                 118,300          3,689
*Prudential Financial, Inc.                           367,400         11,408
Safeco Corp.                                          123,900          3,970
----------------------------------------------------------------------------
GROUP TOTAL                                                           65,993
----------------------------------------------------------------------------
RETAIL (5.7%)
*Abercrombie & Fitch Co., Class A                      98,700          3,040
*Barnes & Noble, Inc.                                 333,300         10,329
*BJ's Wholesale Club, Inc.                            345,000         15,421
*Borders Group, Inc.                                  217,300          5,196
*Brinker International, Inc.                          140,650          4,558
CBRL Group, Inc.                                      107,500          3,061
Circuit City Stores, Inc.                             243,300          4,389
*Costco Wholesale Corp.                                80,500          3,206
Dollar General Corp.                                  746,200         12,148
*Dollar Tree Stores, Inc.                             173,600          5,696
*Foot Locker, Inc.                                    292,300          4,729
*Kroger Co.                                           441,000          9,773
Ross Stores, Inc.                                      82,300          3,113
----------------------------------------------------------------------------
GROUP TOTAL                                                           84,659
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MID CAP VALUE PORTFOLIO

                                                                              17
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                                       VALUE
                                                       SHARES         (000)+
----------------------------------------------------------------------------
TECHNOLOGY (18.4%)
*Affiliated Computer Services, Inc., Class A          267,100   $     14,992
*Amdocs Ltd.                                          192,600          5,133
*Amkor Technology, Inc.                               109,400          2,441
*Atmel Corp.                                          657,300          6,665
*Avnet, Inc.                                          370,500         10,026
*BMC Software, Inc.                                   474,800          9,235
*CheckFree Corp.                                      137,000          2,100
Compaq Computer Corp.                                 392,500          4,102
*Conexant Systems, Inc.                               595,200          7,172
*DMC Stratex Networks, Inc.                           408,600          2,223
*DST Systems, Inc.                                    352,900         17,574
*Enterasys Networks, Inc.                             140,100            593
*Genesis Microchip, Inc.                              160,200          4,165
*Integrated Device Technology, Inc.                   322,700         10,727
*Intersil Corp., Class A                              355,900         10,090
*Legato Systems, Inc.                                 488,800          4,404
*LSI Logic Corp.                                      340,300          5,785
Lucent Technologies, Inc.                           2,493,100         11,792
*McData Corp., Class A                                167,400          1,987
*Microchip Technology, Inc.                           233,000          9,746
*National Semiconductor Corp.                         321,200         10,821
*Network Associates, Inc.                             120,000          2,904
*Peregrine Systems, Inc.                            3,759,700         35,792
*Polycom, Inc.                                        407,900         10,034
*Power-One, Inc.                                      396,900          3,247
*Powerwave Technologies, Inc.                         356,300          4,586
*Retek, Inc.                                          181,100          4,754
*RF Micro Devices, Inc.                               487,800          8,732
*RSA Security, Inc.                                   221,600          1,994
*Solectron Corp.                                    2,254,900         17,588
*SunGard Data Systems, Inc.                           604,700         19,937
*Teradyne, Inc.                                       153,600          6,057
*Vishay Intertechnology, Inc.                          80,700          1,641
*Wind River Systems, Inc.                             242,000          3,289
----------------------------------------------------------------------------
GROUP TOTAL                                                          272,328
----------------------------------------------------------------------------
UTILITIES (6.1%)
*Calpine Corp.                                      2,516,600         31,961
FirstEnergy Corp.                                     390,200         13,493
*Kinder Morgan Management LLC                         109,088          3,672

                                                                       VALUE
                                                       SHARES         (000)+
----------------------------------------------------------------------------
*Mirant Corp.                                         740,369   $     10,698
Pinnacle West Capital Corp.                            27,100          1,229
PPL Corp.                                             242,500          9,606
*@Progress Energy, Inc.                                74,100             --
Qwest Communications International, Inc.              194,800          1,601
*Reliant Resources, Inc.                              656,600         11,103
Sempra Energy                                         191,900          4,826
*Triton PCS Holdings, Inc., Class A                   150,600          1,535
----------------------------------------------------------------------------
GROUP TOTAL                                                           89,724
----------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,300,794)                              1,452,747
----------------------------------------------------------------------------
                                                         FACE
                                                       AMOUNT
                                                        (000)
                                                   ----------
CASH EQUIVALENTS (1.1%)
----------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.1%)
**J.P. Morgan Securities Inc., 1.78%, dated
 3/28/02, due 4/01/02 (Cost $16,684)               $   16,684         16,684
----------------------------------------------------------------------------
TOTAL INVESTMENTS (99.1%) (Cost $1,317,478)                        1,469,431
----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.9%)
Cash                                                                      44
Dividends Receivable                                                     996
Interest Receivable                                                        3
Receivable for Investments Sold                                       19,032
Receivable for Fund Shares Sold                                          433
Other Assets                                                              49
Payable for Investments Purchased                                    (3,992)
Payable for Investment Advisory Fees                                 (2,718)
Payable for Administrative Fees                                        (102)
Payable for Trustees' Deferred
 Compensation Plan -- Note F                                            (68)
Payable for Distribution Fees -- Adviser Class                         (121)
Payable for Shareholder Servicing
 Fees -- Investment Class                                               (34)
Other Liabilities                                                      (157)
                                                                ------------
                                                                      13,365
----------------------------------------------------------------------------
NET ASSETS (100%)                                               $  1,482,796
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MID CAP VALUE PORTFOLIO

18

                                                                   VALUE
                                                                   (000)+
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------------------------
NET ASSETS
Applicable to 61,079,738 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $  1,255,067
----------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                       $      20.55
----------------------------------------------------------------------------
INVESTMENT CLASS
----------------------------------------------------------------------------
NET ASSETS
Applicable to 2,621,768 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $     53,651
----------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                       $      20.46
----------------------------------------------------------------------------
ADVISER CLASS
----------------------------------------------------------------------------
NET ASSETS
Applicable to 8,494,076 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $    174,078
----------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                       $      20.49
----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                $  1,489,400
 Undistributed Net Investment Income (Loss)                            (667)
 Undistributed Realized Net Gain (Loss)                            (157,890)
 Unrealized Appreciation (Depreciation) on Investment
   Securities                                                        151,953
----------------------------------------------------------------------------
NET ASSETS                                                        $1,482,796
----------------------------------------------------------------------------

+    See Note A1 to Financial Statements.
*    Non-income producing security
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
ADR  American Depositary Receipt
@    Value is less than $500.

    The accompanying notes are an integral part of the financial statements.

                                                                              19
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Portfolio Overview (Unaudited)

SMALL CAP GROWTH PORTFOLIO

The Small Cap Growth Portfolio seeks long-term capital growth. The Adviser seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small U.S. companies and, to a limited extent, foreign companies. The Adviser selects issues from a universe comprised of small cap companies, most with market capitalization of generally less than $2.5 billion.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------
SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------

                                    Institutional   Adviser
                                        Class        Class     Russell 2000
                                         [ ]          (P)         INDEX
-------------------------------------------------------------------------------
Six Months                              13.81%        13.70%       25.91%
-------------------------------------------------------------------------------
One Year                               (6.68%)       (6.86%)       13.98%
-------------------------------------------------------------------------------
Since Inception                         37.00%           N/A        4.13%
-------------------------------------------------------------------------------

* Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

[ ]Represents an investment in the Institutional Class. The Small Cap Growth commenced operations on 6/30/98.

(P)Represents an investment in the Adviser Class which commenced operations 1/11/01.

TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE RUSSELL 2000 INDEX, AN UNMANAGED MARKET INDEX. GENERALLY SPEAKING, SMALL AND MID-CAPITALIZATION STOCK PRICES EXPERIENCE A GREATER DEGREE OF MARKET VOLATILITY THAN THOSE OF LARGE-CAPITALIZATION COMPANIES. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

20

Statement of Net Assets (Unaudited)

SMALL CAP GROWTH PORTFOLIO
COMMON STOCKS (96.9%)

                                                                      VALUE
MARCH 31, 2002                                          SHARES       (000)+
---------------------------------------------------------------------------
BANKS (1.6%)
Commerce Bancorp, Inc.                                  47,700   $    2,142
Hudson United Bancorp                                    8,900          283
*Southwest Bancorp of Texas, Inc.                        3,600          120
---------------------------------------------------------------------------
GROUP TOTAL                                                           2,545
---------------------------------------------------------------------------
CONSUMER DURABLES (6.2%)
ArvinMeritor, Inc.                                      95,600        2,729
*Beazer Homes USA, Inc.                                  9,200          713
Cedar Fair, L.P.                                        34,100          811
*Furniture Brands International, Inc.                   88,300        3,219
*@Mohawk Industries, Inc.                                    1           --
*NVR, Inc.                                               8,400        2,650
---------------------------------------------------------------------------
GROUP TOTAL                                                          10,122
---------------------------------------------------------------------------
CONSUMER SERVICES (14.3%)
*AMC Entertainment, Inc.                               122,800        1,675
*Cablevision Systems Corp. -- Rainbow Media Group       31,500          778
*Career Education Corp.                                 42,800        1,695
*CEC Entertainment, Inc.                                12,100          559
*GTECH Holdings Corp.                                   46,900        2,286
*Hispanic Broadcasting Corp.                            41,800        1,217
*Hotel Reservations Network, Inc., Class A              19,500        1,149
*Lamar Advertising Co.                                  66,000        2,681
Media General, Inc., Class A                            14,000          889
*Moore Corp. Ltd.                                       64,900          844
*Penn National Gaming, Inc.                             23,000          806
Pulitzer, Inc.                                          23,900        1,279
*R.H. Donnelley Corp.                                   41,700        1,269
*Radio One, Inc., Class D                               84,500        1,741
*SCP Pool Corp.                                         29,400          923
*Spanish Broadcasting System, Inc., Class A             61,200          829
*Weight Watchers International, Inc.                    31,000        1,186
*Westwood One, Inc.                                     39,900        1,530
---------------------------------------------------------------------------
GROUP TOTAL                                                          23,336
---------------------------------------------------------------------------
CREDIT & FINANCE/INVESTMENT COMPANIES (1.6%)
*Affliated Managers Group, Inc.                         32,700        2,349
Doral Financial Corp.                                    7,900          268
---------------------------------------------------------------------------
GROUP TOTAL                                                           2,617
---------------------------------------------------------------------------
ENERGY (5.4%)
*Chesapeake Energy Corp.                               120,400          932
Ocean Energy, Inc.                                      85,600        1,694
*Patterson-UTI Energy, Inc.                             65,000        1,933
*Petroquest Energy, Inc.                               233,200        1,336
*Pioneer Natural Resources Co.                          59,600        1,328
*Spinnaker Exploration Co.                              39,800        1,658
---------------------------------------------------------------------------
GROUP TOTAL                                                           8,881
---------------------------------------------------------------------------

                                                                      VALUE
                                                        SHARES       (000)+
---------------------------------------------------------------------------
FOOD, TOBACCO & OTHER (1.7%)
Dreyer's Grand Ice Cream, Inc.                          37,900   $    1,561
*J & J Snack Foods Corp.                                34,700        1,297
---------------------------------------------------------------------------
GROUP TOTAL                                                           2,858
---------------------------------------------------------------------------
HEALTH CARE (16.4%)
*Accredo Health, Inc.                                   41,300        2,365
*AdvancePCS                                             57,500        1,730
*Allos Therapeutics, Inc.                              131,600          915
*Array BioPharma, Inc.                                 117,900        1,527
*Bruker Daltonics, Inc.                                 78,300          750
*Celgene Corp.                                          49,600        1,228
*Community Health Systems, Inc.                         38,600          853
Cooper Cos., Inc.                                       42,700        2,024
*CuraGen Corp.                                          27,500          442
*Dynacare, Inc.                                        125,000        1,965
Exelixis, Inc.                                          94,800        1,307
*Harvard Bioscience, Inc.                               72,200          635
*NPS Pharmaceuticals, Inc.                              65,900        2,150
*Regeneron Pharmaceuticals, Inc.                        27,700          692
*Salix Pharmaceuticals Ltd.                             80,100        1,404
*SFBC International, Inc.                               21,000          548
*Taro Pharmaceutical Industries Ltd.                    39,400        1,117
*Techne Corp.                                           32,800          904
*Telik, Inc.                                           103,600        1,256
*Triad Hospitals, Inc.                                  26,400          908
*Tularik, Inc.                                           7,400          122
Ventas, Inc.                                            87,000        1,100
*Viasys Healthcare, Inc.                                37,800          850
---------------------------------------------------------------------------
GROUP TOTAL                                                          26,792
---------------------------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (13.2%)
*Actuant Corp., Class A                                 18,100          781
*Agco Corp.                                            111,600        2,547
*Alliant Techsystems, Inc.                              10,500        1,071
*AMN Healthcare Services, Inc.                          62,100        1,671
*Arbitron, Inc.                                         23,500          794
*Benchmark Electronics, Inc.                            34,100          955
*ChoicePoint, Inc.                                      27,300        1,573
*Corporate Executive Board Co. (The)                    85,000        3,188
EDO Corp.                                               18,500          500
*Euronet Worldwide, Inc.                                62,900        1,069
*Forrester Research, Inc.                               44,200          844
*Forward Air Corp.                                      25,700          813
Global Payments, Inc.                                   34,400        1,261
*Griffon Corp.                                          46,600          781
Harris Corp.                                            22,900          822
*Integrated Defense Technology                          15,100          419
*Moog, Inc., Class A                                    25,600          819
*Perot Systems Corp., Class A                           44,500          888

    The accompanying notes are an integral part of the financial statements.

SMALL CAP GROWTH PORTFOLIO

                                                                              21
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                                      VALUE
                                                        SHARES       (000)+
---------------------------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (CONT'D)
*Stericycle, Inc.                                        6,200   $      388
*United Defense Industries, Inc.                        16,800          450
---------------------------------------------------------------------------
GROUP TOTAL                                                          21,634
---------------------------------------------------------------------------
INSURANCE (2.7%)
Brown & Brown, Inc.                                     26,800          842
Stancorp Financial Group                                45,000        2,475
White Mountains Insurance Group Ltd.                     3,400        1,174
---------------------------------------------------------------------------
GROUP TOTAL                                                           4,491
---------------------------------------------------------------------------
RETAIL (10.9%)
*Abercrombie & Fitch Co., Class A                       32,700        1,007
*AFC Enterprises, Inc.                                  54,300        1,816
*BJ's Wholesale Club, Inc.                              56,900        2,543
*Chico's FAS, Inc.                                      17,600          593
*Christopher & Banks Corp.                              15,100          496
*Coach, Inc.                                            31,400        1,592
*dELiA*s Corp., Class A                                 59,600          380
*Dollar Tree Stores, Inc.                               48,300        1,585
*Famous Dave's of America, Inc.                         51,600          419
Fred's, Inc.                                            16,187          583
*J. Jill Group, Inc.                                    56,600        1,610
*Jack in the Box, Inc.                                  41,200        1,222
*P.F. Changs China Bistro, Inc.                         13,300          886
Ross Stores, Inc.                                       34,400        1,301
*Sonic Corp.                                            71,400        1,836
---------------------------------------------------------------------------
GROUP TOTAL                                                          17,869
---------------------------------------------------------------------------
TECHNOLOGY (22.9%)
*ASM International N.V.                                 75,100        1,961
*Brooks Automation, Inc.                                 8,100          368
*Commonwealth Telephone Enterprises, Inc.               25,600          979
*Conexant Systems, Inc.                                183,300        2,209
*Cymer, Inc.                                             3,600          179
*Emulex Corp.                                           46,600        1,535
*Finisar Corp.                                         119,900          923
*Harmonic, Inc.                                         57,900          672
*IDT Corp., Class B                                     55,800          985
*Informatica Corp.                                      70,200          508
*Integrated Device Technology, Inc.                     49,600        1,649
*Interactive Data Corp.                                242,900        4,263
*Interwoven, Inc.                                       96,200          481
*J. D. Edwards & Co.                                    19,800          357
*Kopin Corp.                                           158,800        1,447
*Lattice Semiconductor Corp.                            72,800        1,276
*Manugistics Group, Inc.                                60,500        1,299
*Micrel, Inc.                                           63,700        1,606
*Micromuse, Inc.                                        62,100          544
*Microtune, Inc.                                        76,000        1,092

                                                                      VALUE
                                                        SHARES       (000)+
---------------------------------------------------------------------------
*Netegrity, Inc.                                        37,000   $      547
*NetIQ Corp.                                            11,700          255
*ONI Systems Corp.                                     125,600          775
*Plexus Corp.                                           23,500          555
*RF Micro Devices, Inc.                                 51,500          922
*SanDisk Corp.                                          35,800          777
*SkillSoft Corp.                                       108,000        2,489
*Storage Technology Corp.                               33,100          710
*StorageNetworks, Inc.                                 112,800          394
*Tibco Software, Inc.                                  129,600        1,524
*TranSwitch Corp.                                       47,400          154
*Triquint Semiconductor, Inc.                           81,500          979
*Veeco Instruments, Inc.                                14,300          500
*Vignette Corp.                                        375,500        1,292
*Vitesse Semiconductor Corp.                            89,700          879
*Vitria Technology, Inc.                               122,100          482
---------------------------------------------------------------------------
GROUP TOTAL                                                          37,567
---------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $145,724)                                 158,712
---------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT
                                                         (000)
                                                       -------
CASH EQUIVALENTS (3.8%)
---------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.8%)
**J.P. Morgan Securities Inc., 1.78%, dated 3/28/02,
 due 4/01/02 (Cost $6,217)                             $ 6,217        6,217
---------------------------------------------------------------------------
TOTAL INVESTMENTS (100.7%) (Cost $151,941)                          164,929
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.7%)
Dividends Receivable                                                      4
Interest Receivable                                                       1
Receivable for Investments Sold                                       1,163
Other Assets                                                              8
Payable for Bank Overdraft                                               (2)
Payable for Investments Purchased                                    (1,881)
Payable for Investment Advisory Fees                                   (367)
Payable for Administrative Fees                                         (11)
Payable for Trustees' Deferred Compensation Plan -- Note F               (9)
Other Liabilities                                                       (80)
                                                                 ---------
                                                                     (1,174)
---------------------------------------------------------------------------
NET ASSETS (100%)                                                $  163,755
---------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------
NET ASSETS
Applicable to 5,916,113 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                $  161,862
---------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        $    27.36
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

SMALL CAP GROWTH PORTFOLIO

22

                                                                   VALUE
(CONT'D)                                                           (000)+
---------------------------------------------------------------------------
ADVISER CLASS
---------------------------------------------------------------------------
NET ASSETS
Applicable to 69,327 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                         $    1,893
---------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        $    27.31
---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                 $  261,317
 Undistributed Net Investment Income (Loss)                          (1,010)
 Undistributed Realized Net Gain (Loss)                            (109,540)
 Unrealized Appreciation (Depreciation) on Investment
   Securities                                                        12,988
---------------------------------------------------------------------------
NET ASSETS                                                       $  163,755
---------------------------------------------------------------------------

+  See Note A1 to Financial Statements.
*  Non-income producing security
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@  Value is less than $500.

    The accompanying notes are an integral part of the financial statements.

                                                                              23
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Portfolio Overview (Unaudited)

SMALL CAP VALUE PORTFOLIO

The Small Cap Value Portfolio seeks above-average total returns over a market cycle of three to five years. The Portfolio invests primarily in common stock of companies with capitalizations generally in the range of companies included in the Russell 2000 Index. The Portfolio may purchase stocks that typically do not pay dividends.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------
SMALL CAP VALUE PORTFOLIO
-------------------------------------------------

                                     Institutional   Adviser
                                         Class        Class     Russell 2000
                                          [ ]          (P)         INDEX
--------------------------------------------------------------------------------
Six Months                              21.45%        21.33%       25.91%
--------------------------------------------------------------------------------
One Year                                 9.40%         9.07%       13.98%
--------------------------------------------------------------------------------
Five Year                               10.45%         N/A          9.52%
--------------------------------------------------------------------------------
Ten Year                                14.20%         N/A         11.14%
--------------------------------------------------------------------------------

[ ]Represents an investment in the Institutional Class. Total returns are compared to the Russell 2000 Index, an unmanaged market index.

(P)Represents an investment in the Adviser Class which commenced operations 1/22/99.

* TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE RUSSELL 2000 INDEX, AN UNMANAGED MARKET INDEX. GENERALLY SPEAKING, SMALL AND MID-CAPITALIZATION STOCK PRICES EXPERIENCE A GREATER DEGREE OF MARKET VOLATILITY THAN THOSE OF LARGE-CAPITALIZATION COMPANIES. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

24

Statement of Net Assets (Unaudited)

SMALL CAP VALUE PORTFOLIO
COMMON STOCKS (97.2%)

                                                                      VALUE
MARCH 31, 2002                                         SHARES        (000)+
---------------------------------------------------------------------------
BANKS (6.2%)
Associated Bancorp                                    170,600   $     6,488
Banknorth Group, Inc.                                 135,000         3,557
City National Corp.                                   108,600         5,713
Compass Bancshares, Inc.                              206,200         6,365
Cullen/Frost Bankers, Inc.                            122,000         4,376
Fulton Financial Corp.                                145,600         3,646
Golden State Bancorp, Inc.                            117,700         3,495
Hibernia Corp., Class A                               464,500         8,872
New York Community Bancorp, Inc.                       78,900         2,182
Provident Financial Group, Inc.                       145,600         4,193
Republic Bancorp, Inc.                                238,400         3,338
Sovereign Bancorp, Inc.                               405,200         5,693
United Bankshares, Inc.                               158,100         4,669
Webster Financial Corp.                               178,200         6,670
---------------------------------------------------------------------------
GROUP TOTAL                                                          69,257
---------------------------------------------------------------------------
BASIC RESOURCES (5.5%)
Agnico-Eagle Mines Ltd.                               857,700        11,450
Boise Cascade Corp.                                   165,200         5,987
*Cytec Industries, Inc.                                67,200         2,044
*Freeport-McMoRan Copper & Gold, Inc., Class B        561,100         9,887
*Pactiv Corp.                                         313,100         6,268
Pall Corp.                                            284,300         5,825
Solutia, Inc.                                         851,100         7,405
United States Steel Corp.                             376,900         6,841
Wellman, Inc.                                         346,900         5,706
---------------------------------------------------------------------------
GROUP TOTAL                                                          61,413
---------------------------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.7%)
*Constellation Brands, Inc., Class A                  134,800         7,408
*Dean Foods Co.                                       113,600         8,602
Dial Corp. (The)                                      197,500         3,559
---------------------------------------------------------------------------
GROUP TOTAL                                                          19,569
---------------------------------------------------------------------------
CONSUMER DURABLES (3.1%)
Apogee Enterprises, Inc.                               71,400           871
*Furniture Brands International, Inc.                 116,600         4,250
KB Home                                               210,200         9,123
*Lear Corp.                                           174,000         8,282
M.D.C. Holdings, Inc.                                  77,590         3,352
Polaris Industries, Inc.                               65,700         4,185
*Tower Automotive, Inc.                               324,600         4,541
*WCI Communities, Inc.                                 21,300           520
---------------------------------------------------------------------------
GROUP TOTAL                                                          35,124
---------------------------------------------------------------------------
CONSUMER SERVICES (4.1%)
*Adelphia Communications Corp., Class A                99,200         1,478
*Alliance Atlantis Communications, Inc., Class B      234,100         2,641
*Argosy Gaming Co.                                     68,600         2,517
*Corinthian Colleges, Inc.                             35,900         1,815

                                                                      VALUE
                                                       SHARES        (000)+
---------------------------------------------------------------------------
Deluxe Corp.                                           58,300   $     2,697
*Direct Focus, Inc.                                    52,200         1,986
*Edison Schools, Inc.                                 482,800         6,711
FelCor Lodging Trust, Inc. REIT                       146,500         3,113
*GTECH Holdings Corp.                                 105,400         5,138
MeriStar Hospitality Corp.                            215,200         3,927
*R.H. Donnelley Corp.                                  40,600         1,236
Reynolds & Reynolds Co., Class A                      320,600         9,618
*Valassis Communications, Inc.                         69,750         2,694
---------------------------------------------------------------------------
GROUP TOTAL                                                          45,571
---------------------------------------------------------------------------
CREDIT & FINANCE/INVESTMENT COMPANIES (2.5%)
*Affliated Managers Group, Inc.                        87,300         6,271
Doral Financial Corp.                                  96,700         3,283
Downey Financial Corp.                                 77,400         3,530
GATX Corp.                                            381,900        12,144
Metris Cos., Inc.                                     143,900         2,878
---------------------------------------------------------------------------
GROUP TOTAL                                                          28,106
---------------------------------------------------------------------------
ENERGY (6.8%)
*Chesapeake Energy Corp.                              462,300         3,578
Equitable Resources, Inc.                             249,200         8,675
*Key Energy Services, Inc.                            212,900         2,282
Ocean Energy, Inc.                                    268,764         5,319
Peabody Energy Corp.                                  345,700        10,008
Pogo Producing Co.                                    350,100        11,098
*Precision Drilling Corp.                             119,300         3,813
*Rowan Cos., Inc.                                     217,400         5,009
St. Mary Land & Exploration Co.                       175,800         3,817
*Tesoro Petroleum Corp.                               264,100         3,710
Tidewater, Inc.                                       229,200         9,707
XTO Energy, Inc.                                      455,300         9,129
---------------------------------------------------------------------------
GROUP TOTAL                                                          76,145
---------------------------------------------------------------------------
FOOD, TOBACCO & OTHER (3.7%)
DIMON, Inc.                                           415,900         2,870
Fresh Del Monte Produce, Inc.                         388,100         7,296
*NBTY, Inc.                                           985,300        16,809
*Smithfield Foods, Inc.                               264,400         6,901
Universal Corp.                                       192,700         7,585
---------------------------------------------------------------------------
GROUP TOTAL                                                          41,461
---------------------------------------------------------------------------
HEALTH CARE (13.2%)
*Abgenix, Inc.                                         79,100         1,494
*Amylin Pharmaceuticals, Inc.                         181,600         1,818
*Apogent Technologies, Inc.                               700            17
*Apria Healthcare Group, Inc.                         235,700         5,777
*Caremark Rx, Inc.                                    609,300        11,881
*Cell Genesys, Inc.                                   202,900         3,439
*Cell Pathways, Inc.                                  527,800         2,169
*Cell Therapeutics, Inc.                              232,700         5,778
*Cephalon, Inc.                                       126,100         7,944
*Conceptus, Inc.                                       57,800         1,246

    The accompanying notes are an integral part of the financial statements.

SMALL CAP VALUE PORTFOLIO

                                                                              25
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                                      VALUE
                                                       SHARES        (000)+
---------------------------------------------------------------------------
HEALTH CARE (CONT'D)
*Covance, Inc.                                        289,100   $     5,863
*Coventry Health Care, Inc.                           189,000         4,914
*CV Therapeutics, Inc.                                130,500         4,724
D&K Healthcare Resources, Inc.                         30,300         1,819
*Enzon, Inc.                                           43,500         1,927
*Fisher Scientific International, Inc.                145,300         4,083
*ICOS Corp.                                            61,900         2,847
*Impax Laboratories, Inc.                             186,400         1,294
*InterMune, Inc.                                      183,000         5,503
*Invitrogen Corp.                                      54,400         1,867
*Isis Pharmaceuticals, Inc.                           184,100         2,960
*MedCath Corp.                                        116,300         2,031
*Northwest Biotherapeutics, Inc.                      251,200           967
*OSI Pharmaceuticals, Inc.                             85,700         3,355
*Pharmaceutical Product Development, Inc.              74,900         2,610
*Pozen, Inc.                                          239,700         1,385
*Priority Healthcare Corp., Class B                    88,400         2,299
*Protein Design Labs, Inc.                            338,500         5,799
*Regeneration Technologies, Inc.                      386,100         2,799
*Respironics, Inc.                                     78,700         2,550
*Scios, Inc.                                          263,100         7,611
*Steris Corp.                                         237,900         4,963
*Telik, Inc.                                          490,600         5,946
*Therasense, Inc.                                     267,000         5,046
*Transkaryotic Therapies, Inc.                        161,600         6,957
*Trimeris, Inc.                                       138,800         5,996
*Universal Health Services, Inc., Class B              54,900         2,265
*Varian Medical Systems, Inc.                         146,600         5,996
---------------------------------------------------------------------------
GROUP TOTAL                                                         147,939
---------------------------------------------------------------------------
HEAVY INDUSTRY / TRANSPORTATION (12.9%)
*Agco Corp.                                           204,500         4,667
*Alliant Techsystems, Inc.                             32,850         3,350
*Allied Waste Industries, Inc.                        338,000         4,394
*Arkansas Best Corp.                                   16,000           445
*Astec Industries, Inc.                                97,200         1,708
CNF, Inc.                                             149,600         4,935
Cummins, Inc.                                         156,300         7,382
*Dycom Industries, Inc.                                 9,200           138
*Flowserve Corp.                                       52,000         1,665
*FMC Corp.                                            158,100         6,628
Goodrich Corp.                                        238,100         7,533
*ITT Educational Services, Inc.                        55,600         2,502
Manitowoc Co., Inc.                                   203,300         8,030
*Midwest Express Holdings, Inc.                       144,600         2,645
*Navistar International Corp.                          76,400         3,384
Pittston Brink's Group                                238,800         5,994
*RailAmerica, Inc.                                    292,500         3,077
Regal-Beloit Corp.                                    103,700         2,650
*Republic Services, Inc., Class A                     439,700         8,214
Robbins & Myers, Inc.                                 138,400         3,785

                                                                      VALUE
                                                       SHARES        (000)+
---------------------------------------------------------------------------
Skywest, Inc.                                         122,900   $     3,064
Teleflex, Inc.                                         60,800         3,324
*Tetra Tech, Inc.                                     313,000         4,473
Texas Industries, Inc.                                226,200         9,319
*Titan Corp.                                          408,000         8,425
Trinity Industries, Inc.                              255,000         6,199
USFreightways Corp.                                   206,000         7,301
Viad Corp.                                            292,000         8,176
*Wabash National Corp.                                515,800         5,106
Werner Enterprises, Inc.                              167,367         3,506
York International Corp.                               74,300         2,667
---------------------------------------------------------------------------
GROUP TOTAL                                                         144,686
---------------------------------------------------------------------------
INSURANCE (4.2%)
Allmerica Financial Corp.                             174,800         7,849
American Financial Group, Inc.                        210,800         6,054
AmerUs Group Co.                                      162,300         6,240
Everest Re Group Ltd                                  110,700         7,676
*Ohio Casualty Corp.                                  154,700         2,930
PartnerRe Ltd                                         101,100         5,520
Protective Life Corp.                                  89,000         2,775
Reinsurance Group of America                          188,200         5,893
W.R. Berkley Corp.                                     30,900         1,776
---------------------------------------------------------------------------
GROUP TOTAL                                                          46,713
---------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (6.3%)
AMB Property Corp.                                    183,800         5,055
Apartment Investment & Management Co.                  78,100         3,778
Arden Realty, Inc.                                    144,600         4,107
BRE Properties, Inc.                                  167,500         5,445
Camden Property Trust                                 158,800         6,212
Duke Realty Corp.                                     165,566         4,305
General Growth Properties, Inc.                       103,300         4,566
Health Care Property Investors, Inc.                   26,000         1,054
Kilroy Realty Corp.                                   113,000         3,188
Pan Pacific Retail Properties, Inc.                    28,900           883
Prentiss Properties Trust                              87,200         2,574
Reckson Associates Realty Corp.                       248,100         6,118
Regency Centers Corp.                                  61,000         1,770
Rouse Co.                                             106,600         3,302
*Security Capital Group, Inc., Class B                249,900         6,365
Shurgard Storage Centers, Inc.                        100,100         3,393
United Dominion Realty Trust, Inc.                    443,718         7,029
Weingarten Realty Investors                            33,600         1,727
---------------------------------------------------------------------------
GROUP TOTAL                                                          70,871
---------------------------------------------------------------------------
RETAIL (6.3%)
*A.C. Moore Arts & Crafts, Inc.                        87,800         3,350
*American Eagle Outfitters, Inc.                      180,600         4,473
*Barnes & Noble, Inc.                                  77,300         2,396
*Borders Group, Inc.                                  244,600         5,848

    The accompanying notes are an integral part of the financial statements.

SMALL CAP VALUE PORTFOLIO

26

                                                                      VALUE
                                                       SHARES        (000)+
---------------------------------------------------------------------------
RETAIL (CONT'D)
CBRL Group, Inc.                                      231,600   $     6,594
*Christopher & Banks Corp.                             76,300         2,506
*Electronics Boutique Holdings Corp.                   68,900         2,379
*Foot Locker, Inc.                                    316,300         5,118
*GameStop Corp.                                       165,200         3,337
*Genesco, Inc.                                         93,900         2,589
*Global Sports, Inc.                                  154,200         2,637
*Lands' End, Inc.                                      50,900         2,284
*Pacific Sunwear of California, Inc.                  156,800         3,857
Pier 1 Imports, Inc.                                  190,400         3,920
*Stage Stores, Inc.                                   150,800         4,011
*Urban Outfitters, Inc.                               137,200         3,204
*Wet Seal, Inc. (The), Class A                         78,400         2,735
*Whole Foods Market, Inc.                             199,800         9,129
---------------------------------------------------------------------------
GROUP TOTAL                                                          70,367
---------------------------------------------------------------------------
TECHNOLOGY (16.4%)
*3Com Corp.                                           925,200         5,653
*Adaptec, Inc.                                        249,000         3,329
*Aeroflex, Inc.                                       195,100         2,509
*Andrew Corp.                                          77,700         1,300
*Arrow Electronics, Inc.                               71,500         2,000
*ATMI, Inc.                                            74,700         2,349
*Avnet, Inc.                                          195,700         5,296
*Axcelis Technologies, Inc.                           234,600         3,355
*Brooks Automation, Inc.                               82,600         3,753
*ChipPAC, Inc., Class A                               208,300         2,045
*Cirrus Logic, Inc.                                   184,200         3,476
*Compuware Corp.                                      225,700         2,914
*Concurrent Computer Corp.                            289,100         2,402
*Conexant Systems, Inc.                               424,600         5,116
*DMC Stratex Networks, Inc.                           218,400         1,188
*E.piphany, Inc.                                      552,900         4,180
*Elantec Semiconductor, Inc.                           70,400         3,011
*Harmonic, Inc.                                       232,000         2,691
*Hutchinson Technology, Inc.                          160,000         3,451
Ikon Office Solutions, Inc.                           561,700         6,583
Jack Henry & Associates, Inc.                         139,700         3,098
*Kulicke & Soffa Industries, Inc.                     248,800         5,177
*Lam Research Corp.                                   162,100         4,753
*LTX Corp.                                            101,700         2,765
*Macromedia, Inc.                                     252,500         5,156
*Mentor Graphics Corp.                                184,000         3,890
*Mykrolis Corp.                                       176,100         2,693
*NetIQ Corp.                                           71,600         1,562
*Network Associates, Inc.                             186,600         4,516
*Peregrine Systems, Inc.                              771,300         7,343
*Photronics, Inc.                                     106,100         3,579
*Pinnacle Systems, Inc.                             2,410,100        19,208

                                                                      VALUE
                                                       SHARES        (000)+
---------------------------------------------------------------------------
*Powerwave Technologies, Inc.                         311,700   $     4,012
*Quantum Corp.- DLT & Storage Systems                 269,700         2,147
*Rainbow Technologies, Inc.                            69,600           700
*SanDisk Corp.                                        188,600         4,093
*Secure Computing Corp.                               329,200         6,456
*Silicon Storage Technology, Inc.                     493,000         5,201
*SonicWall, Inc.                                      131,800         1,719
*Storage Technology Corp.                             209,800         4,498
*Stratos Lightwave, Inc.                              370,300         1,637
*Terayon Communication Systems, Inc.                  323,900         2,747
*Tibco Software, Inc.                                 406,700         4,783
*Triquint Semiconductor, Inc.                         167,300         2,009
*Varian Semiconductor Equipment Associates, Inc.       93,500         4,207
*Varian, Inc.                                         159,600         6,055
*Vitesse Semiconductor Corp.                          168,700         1,653
*Western Digital Corp.                                360,500         2,246
---------------------------------------------------------------------------
GROUP TOTAL                                                         184,504
---------------------------------------------------------------------------
UTILITIES (4.3%)
AGL Resources, Inc.                                   111,100         2,611
Energen Corp.                                          91,200         2,412
Great Plains Energy, Inc.                             199,500         4,978
Hawaiian Electric Industries, Inc.                    118,000         5,193
National Fuel Gas Co.                                 201,100         4,897
OGE Energy Corp.                                      195,600         4,689
Peoples Energy Corp.                                   39,700         1,563
Philadelphia Suburban Corp.                            71,075         1,670
PNM Resources, Inc.                                    82,900         2,542
Potomac Electric Power Co.                            548,300        12,803
*Touch America Holdings, Inc.                         412,100         1,570
WGL Holdings, Inc.                                    110,100         2,957
---------------------------------------------------------------------------
GROUP TOTAL                                                          47,885
---------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $925,354)                               1,089,611
---------------------------------------------------------------------------
                                                       NO. OF
                                                     WARRANTS
                                                    ---------
WARRANTS (0.0%)
*@Cell Pathways, Inc., expiring 6/30/02 (Cost $0)     712,530            --
---------------------------------------------------------------------------
                                                         FACE
                                                       AMOUNT
                                                        (000)
                                                    ---------
CASH EQUIVALENT (3.5%)
---------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.5%)
**J.P. Morgan Securities Inc., 1.78%, dated
 3/28/02, due 4/01/02 (Cost $39,668)                $  39,668        39,668
---------------------------------------------------------------------------
TOTAL INVESTMENTS (100.7%) (Cost $965,022)                        1,129,279
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

SMALL CAP VALUE PORTFOLIO

                                                                              27
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                                      VALUE
                                                                     (000)+
---------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (-0.7%)
Dividends Receivable                                            $       675
Interest Receivable                                                       8
Receivable for Investments Sold                                       5,578
Other Assets                                                             86
Payable for Bank Overdraft                                             (369)
Payable for Investments Purchased                                   (11,484)
Payable for Investment Advisory Fees                                 (2,247)
Payable for Trustees' Deferred Compensation Plan -- Note F              (95)
Payable for Distribution Fees -- Adviser Class                          (41)
Other Liabilities                                                      (133)
                                                                -----------
                                                                     (8,022)
---------------------------------------------------------------------------
NET ASSETS (100%)                                               $ 1,121,257
---------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------
NET ASSETS
Applicable to 56,938,990 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $ 1,043,631
---------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                       $     18.33
---------------------------------------------------------------------------
ADVISER CLASS
---------------------------------------------------------------------------
NET ASSETS
Applicable to 4,238,141 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $    77,626
---------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                       $     18.32
---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                $ 1,092,355
 Undistributed Net Investment Income (Loss)                           2,441
 Undistributed Realized Net Gain (Loss)                            (137,796)
 Unrealized Appreciation (Depreciation) on Investment
   Securities                                                       164,257
---------------------------------------------------------------------------
NET ASSETS                                                      $ 1,121,257
---------------------------------------------------------------------------

+  See Note A1 to Financial Statements
*  Non-income producing security.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@  Value is less than $500.

    The accompanying notes are an integral part of the financial statements.

28

Portfolio Overview (Unaudited)

STRATEGIC SMALL VALUE PORTFOLIO

The Strategic Small Cap Value Portfolio seeks above-average total returns over a market cycle of three to five years. The Portfolio invests primarily in common stock of domestic companies with equity capitalizations generally in the range of companies included in the Russell 2000 Value Index.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------
STRATEGIC SMALL VALUE PORTFOLIO
-------------------------------------------------

                                              Institutional
                                                  Class       Russell 2000
                                                   [ ]        Value Index
------------------------------------------------------------------------------
Six Months                                       25.75%          27.90%
------------------------------------------------------------------------------
One Year                                         23.06%          23.74%
------------------------------------------------------------------------------
Since Inception                                  17.56%          23.64%
------------------------------------------------------------------------------

* Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

[ ]Represents an investment in the Institutional Class. The Strategic Small Value Portfolio commenced operations on 06/30/00.

TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE RUSSELL 2000 VALUE INDEX, AN UNMANAGED MARKET INDEX. GENERALLY SPEAKING, SMALL AND MID-CAPITALIZATION STOCK PRICES EXPERIENCE A GREATER DEGREE OF MARKET VOLATILITY THAN THOSE OF LARGE-CAPITALIZATION COMPANIES. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                              29
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Statement of Net Assets (Unaudited)

STRATEGIC SMALL VALUE PORTFOLIO
COMMON STOCKS (95.3%)

                                                                    VALUE
MARCH 31, 2002                                          SHARES     (000)+
-------------------------------------------------------------------------
BANKS (9.5%)
Associated Bancorp                                         700   $     27
Banknorth Group, Inc.                                      300          8
Citizens Banking Corp.                                     200          6
Cullen/Frost Bankers, Inc.                               1,000         36
F.N.B. Corp.                                               600         18
Fulton Financial Corp.                                   1,235         31
Golden State Bancorp, Inc.                                 500         15
Hibernia Corp., Class A                                  2,100         40
Independence Community Bank Corp.                        1,300         36
*IndyMac Bancorp, Inc.                                     700         17
MAF Bancorp, Inc.                                          200          7
New York Community Bancorp., Inc.                          425         12
Provident Financial Group, Inc.                            800         23
Republic Bancorp, Inc.                                   1,100         15
Riggs National Corp.                                     1,300         20
Roslyn Bancorp, Inc.                                     1,200         25
Sky Financial Group, Inc.                                  800         18
Trustmark Corp.                                          1,200         30
United Bankshares, Inc.                                    600         18
Washington Federal, Inc.                                   530         13
Webster Financial Corp.                                  1,100         41
Westamerica Bancorp                                        200          8
-------------------------------------------------------------------------
GROUP TOTAL                                                           464
-------------------------------------------------------------------------
BASIC RESOURCES (4.7%)
*AK Steel Holding Corp.                                  2,600         37
Albemarle Corp.                                            700         19
Ball Corp.                                               1,000         47
Gibraltar Steel Corp.                                      400          9
*Ivex Packaging Corp.                                      100          2
*Lone Star Technologies, Inc.                              500         11
Millennium Chemicals, Inc.                               1,300         19
*Pactiv Corp.                                              800         16
Solutia, Inc.                                            3,100         27
*Steel Dynamics, Inc.                                    2,300         38
United States Steel Corp.                                  300          6
-------------------------------------------------------------------------
GROUP TOTAL                                                           231
-------------------------------------------------------------------------
BEVERAGES & PERSONAL PRODUCTS (1.6%)
Church & Dwight, Inc.                                      100          3
*Constellation Brands, Inc., Class A                     1,100         61
*Dean Foods Co.                                            214         16
-------------------------------------------------------------------------
GROUP TOTAL                                                            80
-------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (000)+
-------------------------------------------------------------------------
CONSUMER DURABLES (8.5%)
BorgWarner, Inc.                                           200   $     13
Centex Corp.                                               300         15
Cooper Tire & Rubber Co.                                 1,600         35
Crossmann Communities, Inc.                                900         41
D.R. Horton, Inc.                                          655         25
KB Home                                                  1,500         65
*Lear Corp.                                                300         14
Lennar Corp.                                               800         42
*Mohawk Industries, Inc.                                   498         30
Pulte Homes, Inc.                                          300         14
*Quaker Fabric Corp.                                     2,300         26
*Rayovac Corp.                                           1,200         18
Snap-On, Inc.                                            1,500         51
*Tower Automotive, Inc.                                  1,900         27
*WCI Communities, Inc.                                     100          2
-------------------------------------------------------------------------
GROUP TOTAL                                                           418
-------------------------------------------------------------------------
CONSUMER SERVICES (6.7%)
*Argosy Gaming Co.                                       1,600         59
*Aztar Corp.                                             1,400         31
*Bally Total Fitness Holding Corp.                       1,500         33
FelCor Lodging Trust, Inc. REIT                          1,600         34
*GTECH Holdings Corp.                                      300         15
MeriStar Hospitality Corp.                               1,700         31
*Playtex Products, Inc.                                  1,700         18
*SCP Pool Corp.                                            600         19
*Valassis Communications, Inc.                           1,400         54
*Watson Wyatt & Co. Holdings                             1,300         35
-------------------------------------------------------------------------
GROUP TOTAL                                                           329
-------------------------------------------------------------------------
CREDIT & FINANCE/INVESTMENT COMPANIES (2.2%)
*Affliated Managers Group, Inc.                            100          7
Doral Financial Corp.                                      200          7
Downey Financial Corp.                                     100          5
*Gabelli Asset Management, Inc., Class A                   200          8
GATX Corp.                                               1,900         60
Metris Cos., Inc.                                          600         12
Raymond James Financial, Inc.                              200          7
-------------------------------------------------------------------------
GROUP TOTAL                                                           106
-------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STRATEGIC SMALL VALUE PORTFOLIO

30

                                                                    VALUE
                                                        SHARES     (000)+
-------------------------------------------------------------------------
ENERGY (2.5%)
*FMC Technologies, Inc.                                    300   $      6
*Global Industries Ltd                                   2,300         21
MDU Resources Group, Inc.                                  200          6
New Jersey Resources Corp.                                 150          5
Pogo Producing Co.                                         500         16
Southwest Gas Corp.                                      1,600         40
*Tesoro Petroleum Corp.                                  1,300         18
Tidewater, Inc.                                            200          9
-------------------------------------------------------------------------
GROUP TOTAL                                                           121
-------------------------------------------------------------------------
FOOD, TOBACCO & OTHER (1.3%)
Delta & Pine Land Co.                                    1,200         23
Fresh Del Monte Produce, Inc.                            1,200         23
*NBTY, Inc.                                              1,200         20
-------------------------------------------------------------------------
GROUP TOTAL                                                            66
-------------------------------------------------------------------------
HEALTH CARE (5.8%)
*Abiomed, Inc.                                             700          8
*Amerigroup Corp.                                          800         23
*Cell Genesys, Inc.                                        400          7
*Cholestech Corp.                                          200          4
Cooper Cos., Inc.                                        1,000         47
*Covance, Inc.                                             600         12
*DJ Orthopedics, Inc.                                    1,800         14
*Edwards Lifesciences Corp.                                500         14
*Fisher Scientific International, Inc.                     500         14
*Health Net, Inc.                                        1,700         47
*Invitrogen Corp.                                          100          3
*Isis Pharmaceuticals, Inc.                                200          3
*Med-Design Corp.                                          400          6
*MIM Corp.                                               1,200         20
*Orthodontic Centers of America, Inc.                    1,300         36
*Respironics, Inc.                                         100          3
*Sybron Dental Specialties, Inc.                           300          6
*Telik, Inc.                                             1,600         19
-------------------------------------------------------------------------
GROUP TOTAL                                                           286
-------------------------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (12.4%)
*Alaska Air Group, Inc.                                    200          7
*Anixter International, Inc.                               500         15
*Arkansas Best Corp.                                     1,700         47
*Astec Industries, Inc.                                    400          7
*Atlantic Coast Airlines Holdings, Inc.                  1,500         36
*Casella Waste Systems, Inc., Class A                    2,300         27
Circor International, Inc.                               1,200         25
*EGL, Inc.                                                 600         10
*Flowserve Corp.                                           200          6

                                                                    VALUE
                                                        SHARES     (000)+
-------------------------------------------------------------------------
*Frontier Airlines, Inc.                                 1,600   $     29
Interpool, Inc.                                            300          6
Manitowoc Co., Inc.                                      1,100         43
*Mesa Air Group, Inc.                                    5,000         56
Milacron, Inc.                                           2,300         34
*National Processing, Inc.                                 800         23
Oshkosh Truck Corp.                                        500         28
Pentair, Inc.                                              900         40
Pittston Brink's Group                                     900         23
Regal-Beloit Corp.                                         300          8
*Republic Services, Inc., Class A                          400          7
*Tetra Tech, Inc.                                        1,675         24
Tredegar Corp.                                           1,700         32
Trinity Industries, Inc.                                   900         22
USFreightways Corp.                                      1,300         46
York International Corp.                                   200          7
-------------------------------------------------------------------------
GROUP TOTAL                                                           608
-------------------------------------------------------------------------
INSURANCE (5.6%)
Allmerica Financial Corp.                                  800         36
American Financial Group, Inc.                             600         17
AmerUs Group Co.                                           700         27
Everest Re Group Ltd                                       200         14
Fidelity National Financial, Inc.                        1,530         40
Harleysville Group, Inc.                                   700         19
*Ohio Casualty Corp.                                       700         13
PartnerRe, Ltd                                             100          6
Protective Life Corp.                                      100          3
Reinsurance Group of America                               600         19
Safeco Corp.                                               200          6
Stancorp Financial Group, Inc.                             800         44
W.R. Berkley Corp.                                         500         29
-------------------------------------------------------------------------
GROUP TOTAL                                                           273
-------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (9.7%)
AMB Property Corp.                                         700         19
Arden Realty, Inc.                                         300          9
Avalonbay Communities, Inc.                                700         35
Boston Properties, Inc.                                    800         32
BRE Properties, Inc.                                     1,300         42
Camden Property Trust                                    1,100         43
CBL & Associates Properties, Inc.                          200          7
Duke Realty Corp.                                          800         21
General Growth Properties, Inc.                            900         40
Kilroy Realty Corp.                                      1,500         42
Pan Pacific Retail Properties, Inc.                        100          3
Prentiss Properties Trust                                  500         15
Reckson Associates Realty Corp.                            700         17

    The accompanying notes are an integral part of the financial statements.

STRATEGIC SMALL VALUE PORTFOLIO

                                                                              31
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                                    VALUE
                                                        SHARES     (000)+
-------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (CONT'D)
Reckson Associates Realty Corp., Class B                   300   $      8
Regency Centers Corp.                                      900         26
Rouse Co.                                                1,000         31
SL Green Realty Corp.                                    1,400         47
United Dominion Realty Trust, Inc.                       2,300         36
Weingarten Realty Investors                                100          5
-------------------------------------------------------------------------
GROUP TOTAL                                                           478
-------------------------------------------------------------------------
RETAIL (8.9%)
*Asbury Automotive Group, Inc.                             200          3
*BJ's Wholesale Club, Inc.                                 900         40
*Factory 2-U Stores, Inc.                                  400          5
*Foot Locker, Inc.                                       1,400         23
*Genesco, Inc.                                           1,300         36
Hughes Supply, Inc.                                      1,500         58
*Michaels Stores, Inc.                                   1,400         53
*Oakley, Inc.                                            2,300         41
Pep Boys-Manny, Moe & Jack (The)                         2,100         35
Ruby Tuesday, Inc.                                       1,400         32
*Stage Stores, Inc.                                        700         19
Talbots, Inc.                                              900         32
*Tropical Sportswear International Corp.                   900         22
*Tuesday Morning Corp.                                   1,700         35
-------------------------------------------------------------------------
GROUP TOTAL                                                           434
-------------------------------------------------------------------------
TECHNOLOGY (10.8%)
*Allen Telecom, Inc.                                     1,300          9
*Andrew Corp.                                              400          7
*Ascential Software Corp.                                4,800         18
*Axcelis Technologies, Inc.                                900         13
Belden, Inc.                                             1,300         31
*Brooks Automation, Inc.                                 1,400         64
*ChipPAC, Inc., Class A                                  2,700         26
*Cirrus Logic, Inc.                                        700         13
*Cymer, Inc.                                               900         45
*Fairchild Semiconductor International., Class A           500         14
Ikon Office Solutions, Inc.                              2,000         23
*Itron, Inc.                                               200          6
*Kulicke & Soffa Industries, Inc.                        1,400         29
*Microsemi Corp.                                           300          5
*Mykrolis Corp.                                            700         11
NDCHealth Corp.                                            700         25
*Network Associates, Inc.                                  600         14
*Peregrine Systems, Inc.                                 2,600         25

                                                                    VALUE
                                                        SHARES     (000)+
-------------------------------------------------------------------------
*Photronics, Inc.                                        1,400   $     47
*Rainbow Technologies, Inc.                                300          3
*Secure Computing Corp.                                    600         12
*Sybase, Inc.                                            1,400         24
*Terayon Communication Systems, Inc.                     2,000         17
*Triquint Semiconductor, Inc.                              200          2
*Varian, Inc.                                              200          8
*Western Digital Corp.                                     900          6
*Zoran Corp.                                               700         31
-------------------------------------------------------------------------
GROUP TOTAL                                                           528
-------------------------------------------------------------------------
UTILITIES (5.1%)
Allete, Inc.                                               700         20
Cleco Corp.                                              1,400         34
*El Paso Electric Co.                                    1,800         28
Empire District Electric Co.                               200          4
Energen Corp.                                              300          8
OGE Energy Corp.                                         1,400         34
ONEOK, Inc.                                              2,100         44
Philadelphia Suburban Corp.                              1,606         38
WGL Holdings, Inc.                                       1,500         40
-------------------------------------------------------------------------
GROUP TOTAL                                                           250
-------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $4,159)                                   4,672
-------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT
                                                         (000)
                                                     ---------
CASH EQUIVALENT (10.1%)
-------------------------------------------------------------------------
REPURCHASE AGREEMENT (10.1%)
**J.P. Morgan Securities Inc., 1.78%, dated
 3/28/02, due 4/01/02 (Cost $497)                    $     497        497
-------------------------------------------------------------------------
TOTAL INVESTMENTS (105.4%) (Cost $4,656)                            5,169
-------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-5.4%)
Receivable for Investments Sold                                        23
Dividends Receivable                                                    4
Receivable from Investment Advisor                                     30
Payable for Bank Overdraft                                            (2)
Payable for Investments Purchased                                   (287)
Other Liabilities                                                    (33)
                                                                 --------
                                                                    (265)
-------------------------------------------------------------------------
NET ASSETS (100%)                                                $  4,904
-------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STRATEGIC SMALL VALUE PORTFOLIO

32

                                                                  VALUE
                                                                  (000)+
-------------------------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------------------------
NET ASSETS
Applicable to 386,647 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                $  4,904
-------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                          $12.68
-------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                 $  4,294
 Undistributed Net Investment Income (Loss)                             4
 Undistributed Realized Net Gain (Loss)                                93
 Unrealized Appreciation (Depreciation) on Investment
   Securities                                                         513
-------------------------------------------------------------------------
NET ASSETS                                                         $4,904
-------------------------------------------------------------------------

+  See Note A1 to Financial Statements
*  Non-income producing security
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

    The accompanying notes are an integral part of the financial statements.

                                                                              33
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Portfolio Overview (Unaudited)

VALUE PORTFOLIO

The Value Portfolio seeks above-average total returns over a market cycle of three to five years. The Portfolio invests primarily in common stock of companies with capitalizations generally greater than $2.5 billion. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------
VALUE PORTFOLIO
----------------------------------------------------

                        Institutional   Investment    Adviser
                            Class          Class       Class    S&P 500
                             [ ]            (L)         (P)      INDEX
---------------------------------------------------------------------------
Six Months                 16.12%         16.04%      15.92%    11.01%
---------------------------------------------------------------------------
One Year                    9.80%          9.62%       9.54%     0.26%
---------------------------------------------------------------------------
Five Years                  9.22%          9.06%       8.95%    10.18%
---------------------------------------------------------------------------
Ten Year                   14.25%         N/A          N/A      13.26%
---------------------------------------------------------------------------

[ ]  Represents an investment in the Institutional Class.

(L) Represents an investment in the Investment Class which commenced operations 5/6/96.

(P) Represents an investment in the Adviser Class which commenced operations 7/17/96.

* TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE S&P 500 INDEX, AN UNMANAGED MARKET INDEX. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

34

Statement of Net Assets (Unaudited)

VALUE PORTFOLIO
COMMON STOCKS (96.0%)

                                                                  VALUE
                  MARCH 31, 2002                     SHARES      (000)+
--------------------------------------------------------------------------
BANKS (9.9%)
Bank of America Corp.                                 286,300  $    19,474
FleetBoston Financial Corp.                           579,358       20,278
JP Morgan Chase & Co.                                 956,009       34,082
(a)Wachovia Corp.                                   1,025,813       38,037
Washington Mutual, Inc.                             1,317,100       43,635
Wells Fargo & Co.                                     181,800        8,981
--------------------------------------------------------------------------
GROUP TOTAL                                                        164,487
--------------------------------------------------------------------------
BASIC RESOURCES (8.4%)
Air Products & Chemicals, Inc.                        383,500       19,808
*Companhia Vale do Rio Dice ADR                       168,100        4,604
*Companhia Vale do Rio Dice, Sponsored ADR            168,100        4,455
Dow Chemical Co.                                      201,700        6,600
Engelhard Corp.                                       936,500       29,060
(a)IMC Global, Inc.                                   737,894       10,884
International Paper Co.                               335,700       14,438
Lubrizol Corp.                                        683,200       23,768
Rohm & Haas Co.                                       254,500       10,758
Weyerhaeuser Co.                                      262,600       16,507
--------------------------------------------------------------------------
GROUP TOTAL                                                        140,882
--------------------------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.5%)
Fortune Brands, Inc.                                  515,900       25,470
--------------------------------------------------------------------------
CONSUMER DURABLES (6.4%)
Black & Decker Corp.                                  175,400        8,163
Dana Corp.                                            229,151        4,920
Ford Motor Co.                                        691,599       11,405
Masco Corp.                                           926,600       25,435
(a)Maytag Corp.                                       348,900       15,439
(a)Stanley Works (The)                                170,100        7,867
(a)Whirlpool Corp.                                    443,600       33,514
--------------------------------------------------------------------------
GROUP TOTAL                                                        106,743
--------------------------------------------------------------------------
CREDIT & FINANCE/INVESTMENT COMPANIES (3.2%)
Citigroup, Inc.                                       528,822       26,187
Fannie Mae                                            130,400       10,416
Freddie Mac                                           139,400        8,834
Lehman Brothers Holdings, Inc.                        108,400        7,007
--------------------------------------------------------------------------
GROUP TOTAL                                                         52,444
--------------------------------------------------------------------------
ENERGY (6.6%)
Amerada Hess Corp.                                    130,400       10,348
BP plc, Sponsored ADR                                 332,000       17,629
ChevronTexaco Corp.                                   290,615       26,234
Conoco, Inc.                                          334,000        9,746
Kerr McGee Corp.                                      114,300        7,184
Marathon Oil Corp.                                    543,500       15,653

                                                                  VALUE
                                                     SHARES      (000)+
--------------------------------------------------------------------------
*Nabors Industries, Inc.                              280,400  $    11,847
(a)Occidental Petroleum Corp.                         413,800       12,062
--------------------------------------------------------------------------
GROUP TOTAL                                                        110,703
--------------------------------------------------------------------------
HEALTH CARE (11.6%)
Beckman Coulter, Inc.                                 356,998       18,232
Bristol-Myers Squibb Co.                              244,000        9,879
*Guidant Corp.                                        352,900       15,288
*(a)Health Net, Inc.                                2,379,484       65,293
*HEALTHSOUTH Corp.                                  4,724,300       67,794
Merck & Co., Inc.                                     286,600       16,502
--------------------------------------------------------------------------
GROUP TOTAL                                                        192,988
--------------------------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (17.9%)
*(a)AMR Corp.                                         467,280       12,341
(a)Burlington Northern Santa Fe Corp.                 237,700        7,174
Caterpillar, Inc.                                     219,900       12,501
(a)CNF, Inc.                                          386,900       12,764
Cooper Industries, Inc.                               336,000       14,095
(a)Cummins, Inc.                                      482,186       22,774
(a)Delta Air Lines, Inc.                              380,400       12,447
Dover Corp.                                           181,200        7,429
Eaton Corp.                                           263,402       21,330
Honeywell International, Inc.                         274,100       10,490
(a)Ingersoll-Rand Co., Class A                        218,300       10,919
*(a)Navistar International Corp.                      500,300       22,163
Parker-Hannifin Corp.                                 899,737       44,897
Tecumseh Products Co., Class A                        239,276       12,754
Textron, Inc.                                         132,800        6,786
(a)TRW, Inc.                                          213,118       10,969
Tyco International Ltd                              1,293,600       41,809
Waste Management, Inc.                                531,800       14,492
--------------------------------------------------------------------------
GROUP TOTAL                                                        298,134
--------------------------------------------------------------------------
INSURANCE (8.4%)
Allstate Corp.                                        518,740       19,593
Everest Re Group Ltd                                  277,691       19,255
Hartford Financial Services Group, Inc.               414,106       28,209
MGIC Investment Corp.                                 311,100       21,288
*Prudential Financial, Inc.                            97,300        3,021
St. Paul Cos., Inc.                                   733,800       33,645
UnumProvident Corp.                                   565,300       15,789
--------------------------------------------------------------------------
GROUP TOTAL                                                        140,800
--------------------------------------------------------------------------
RETAIL (6.6%)
Albertson's, Inc.                                     262,700        8,706
*Kroger Co.                                           525,700       11,649
Liz Claiborne, Inc.                                 1,110,000       31,480

    The accompanying notes are an integral part of the financial statements.

VALUE PORTFOLIO

                                                                              35
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                                  VALUE
                                                     SHARES      (000)+
--------------------------------------------------------------------------
RETAIL (CONT'D)
*Tricon Global Restaurants, Inc.                      506,900  $    29,796
V.F. Corp.                                            668,206       28,900
--------------------------------------------------------------------------
GROUP TOTAL                                                        110,531
--------------------------------------------------------------------------
TECHNOLOGY (10.1%)
*(a)Arrow Electronics, Inc.                           551,200       15,417
*(a)Avnet, Inc.                                       610,800       16,528
*(a)Axcelis Technologies, Inc.                        387,388        5,540
Computer Associations International, Inc.           1,552,100       33,975
*Computer Sciences Corp.                              341,500       17,331
First Data Corp.                                      173,700       15,155
*(a)Hewlett-Packard Co.                               356,400        6,394
*Lexmark International Group, Inc., Class A           475,000       27,161
*(a)Quantum Corp. -- DLT & Storage Systems          3,075,600       24,482
(a)Scientific-Atlanta, Inc.                           307,900        7,112
--------------------------------------------------------------------------
GROUP TOTAL                                                        169,095
--------------------------------------------------------------------------
UTILITIES (5.4%)
AT&T Corp.                                            385,400        6,051
Dominion Resources, Inc.                               61,900        4,033
(a)Duke Energy Corp.                                  436,644       16,505
NiSource, Inc.                                        196,800        4,517
(a)Reliant Energy, Inc.                               641,400       16,542
SBC Communications, Inc.                              441,000       16,511
Verizon Communications, Inc.                          368,460       16,820
*WorldCom, Inc. -- WorldCom Group                   1,293,800        8,720
--------------------------------------------------------------------------
GROUP TOTAL                                                         89,699
--------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,331,526)                            1,601,976
--------------------------------------------------------------------------
                                                         FACE
                                                       AMOUNT
                                                        (000)
                                                    ---------
CASH EQUIVALENTS (10.3%)
--------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (1.9%)
Bank of America, 1.87%, 6/10/02                     $   2,001        2,001
Bayrische Hypo-Und Vereinsbank, NY 1.78%, 7/31/02       1,333        1,333
Canadian Imperial Bank, NY, 2.05%, 7/31/02                294          294
Citicorp, 1.87%, 5/28/02                                  800          800
Credit Suisse First Boston USA, Inc., 2.03%,
 11/25/02                                               1,134        1,134
Deutsche Bank (London), 1.85%, 5/20/02                  3,333        3,333
Dexia Bank, NY, 1.80%, 5/24/02                            667          667
Federal Home Loan Bank, 1.77%, 8/23/02                  1,666        1,666
Federal National Mortgage Association, 1.72%,
 5/14/02                                                  741          741
Federal National Mortgage Association, 1.72%,
 8/12/02                                                1,666        1,666

                                                      FACE
                                                     AMOUNT          VALUE
                                                      (000)         (000)+
--------------------------------------------------------------------------
Federal National Mortgage Association, 1.74%,
 12/6/02                                            $     891  $       891
First Union National Bank, 1.84%, 5/8/02                  667          667
Goldman Sachs Group LP, 1.96%, 7/25/02                    955          955
Landesbk Baden-Wuerttemberg, NY, 1.80%, 5/24/02         1,667        1,667
Merril Lynch and Company, 2.05%, 7/24/02                  535          535
National City Bank Cleveland, 2.03%, 10/23/02           1,133        1,133
Royal Bank of Canada (London), 1.84%, 5/14/02           3,333        3,333
Salomon Smith Barney, Inc., 2.06%, 9/11/02                356          356
Sigma Finance, Inc., 1.88%, 5/16/02                     1,662        1,662
Societe Generale, NY, 2.00%, 7/12/02                      587          587
Unicredito Italiano, NY, 2.00%, 7/8/02                  1,003        1,003
Union Bank of Switzerland, Stamford, 1.85%,
 5/20/02                                                3,356        3,356
Wells Fargo Bank San Francisco N.A., 1.85%, 5/7/02      2,337        2,337
--------------------------------------------------------------------------
GROUP TOTAL                                                         32,117
--------------------------------------------------------------------------
                                                     SHARES
                                                    ---------
--------------------------------------------------------------------------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED SECURITIES (4.0%)
Aim S.T. Investment Co.                                 1,281        1,281
American Select Cash Reserve Fund                       4,667        4,667
Citi Institutional Liquid Reserve Fund                  4,667        4,667
Dreyfus Cash Management Plus Fund                       4,667        4,667
Evergreen Institutional Money Market Fund               4,667        4,667
Federated Prime Cash Fund                               4,667        4,667
Goldman Sachs Financial Square Money Market Fund        4,667        4,667
Janus Institutional Money Market Fund                   4,667        4,667
Merrill Lynch Funds for Institutions                    4,667        4,667
Merrill Lynch Premier Institutional Fund                4,667        4,667
Merrimac Cash Series Fund                               4,667        4,667
Nations Cash Reserve Fund                               4,667        4,667
One Group Institutional Prime Money Market Fund         4,667        4,667
Prudential Institutional Liquidity Fund                 4,667        4,667
Reserve Primary Fund                                    4,667        4,667
--------------------------------------------------------------------------
GROUP TOTAL                                                         66,619
--------------------------------------------------------------------------
                                                         FACE
                                                       AMOUNT
                                                        (000)
                                                    ---------
REPURCHASE AGREEMENT (4.4%)
**J.P. Morgan Securities Inc., 1.78%, dated
 3/28/02, due 4/1/02                                $  73,804       73,804
--------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $172,540)                             172,540
--------------------------------------------------------------------------
TOTAL INVESTMENTS (106.3%) (Cost $1,504,066)                     1,774,516
--------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

VALUE PORTFOLIO

36

                                                                     VALUE
                                                                    (000)+
--------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (-6.3%)
Receivable for Fund Shares Sold                                $        18
Dividends Receivable                                                 1,264
Interest Receivable                                                     14
Other Assets                                                           235
Payable for Bank Overdraft                                          (3,881)
Payable for Investments Purchased                                   (1,641)
Payable for Investment Advisory Fees                                (1,959)
Payable for Trustees' Deferred Compensation Plan -- Note F            (214)
Payable for Distribution Fee -- Adviser Class                         (206)
Payable for Administrative Fees                                       (112)
Payable for Shareholder Servicing Fee -- Investment Class               (8)
Collateral on Securities Loaned, at Value                          (98,736)
Other Liabilities                                                     (126)
                                                               -----------
                                                                  (105,352)
--------------------------------------------------------------------------
NET ASSETS (100%)                                              $ 1,669,164
--------------------------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------------------------
NET ASSETS
Applicable to 40,826,871 outstanding shares of beneficial
 interest (unlimited authorization, no par value)              $   649,218
--------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                      $     15.90
--------------------------------------------------------------------------
INVESTMENT CLASS
--------------------------------------------------------------------------
NET ASSETS
Applicable to 1,644,636 outstanding shares of beneficial
 interest (unlimited authorization, no par value)              $    26,155
--------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                      $     15.90
--------------------------------------------------------------------------

                                                                  VALUE
                                                                 (000)+
--------------------------------------------------------------------------
ADVISER CLASS
--------------------------------------------------------------------------
NET ASSETS
Applicable to 62,614,051 outstanding shares of beneficial
 interest (unlimited authorization, no par value)              $   993,791
--------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                      $     15.87
--------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                               $ 1,471,460
 Undistributed Net Investment Income (Loss)                            635
 Undistributed Realized Net Gain (Loss)                            (73,381)
 Unrealized Appreciation (Depreciation) on Investment
   Securities                                                      270,450
--------------------------------------------------------------------------
NET ASSETS                                                      $1,669,164
--------------------------------------------------------------------------

+   See Note A1 to Financial Statements
*   Non-income producing security.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
ADR American Depositary Receipt
(a) All or a portion of security on loan at March 31, 2002 -- See Note I to financial statements.

    The accompanying notes are an integral part of the financial statements.

                                                                              37
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Statement of Operations (Unaudited)
For the Six Months Ended March 31, 2002

                                                                            MID CAP      MID CAP       MID CAP
                                                               EQUITY       GROWTH      GROWTH II       VALUE
                       (IN THOUSANDS)                         PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                     $  2,422     $   2,157    $        2    $  5,193
Interest                                                           109           629            --         739
-------------------------------------------------------------------------------------------------------------------
Total Income                                                     2,531         2,786             2       5,932
-------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Services -- Note B                             955         4,551             9       5,270
Less: Waived Fees                                                   --            --            (9)         --
Administrative Fee -- Note C                                       153           755             1         562
Custodian Fee -- Note E                                             37            55            20          88
Audit Fee                                                           12            27            11          17
Legal Fee                                                           11            36             1          30
Filing & Registration Fees                                          17            16            --          70
Shareholder Servicing Fee -- Investment Class shares -- Note
  D                                                                 --            --            --          39
Distribution Fees -- Adviser Class shares -- Note D                  1           905            --         172
Other Expenses                                                      76           575            12         358
Expenses Reimbursed by Adviser                                      --            --           (34)         --
-------------------------------------------------------------------------------------------------------------------
Total Expenses                                                   1,262         6,920            11       6,606
-------------------------------------------------------------------------------------------------------------------
Expense Offset -- Note E                                            (1)          (55)           --          --
-------------------------------------------------------------------------------------------------------------------
Net Expenses                                                     1,261         6,865            11       6,606
-------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                     1,270        (4,079)           (9)       (674)
-------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
Investment Securities                                          (22,315)     (245,838)         (312)    (42,759)
-------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                           46,124       464,395           736     310,571
-------------------------------------------------------------------------------------------------------------------
Net Gain (Loss)                                                 23,809       218,557           424     267,812
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $ 25,079     $ 214,478    $      415    $267,138
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

38

For the Six Months Ended March 31, 2002

                                                              SMALL CAP    SMALL CAP     STRATEGIC
                                                               GROWTH        VALUE      SMALL VALUE      VALUE
(IN THOUSANDS)                                                PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                     $      90    $  6,606     $        20    $ 12,469
Interest                                                             47         755               2         423
--------------------------------------------------------------------------------------------------------------------
Total Income                                                        137       7,361              22      12,892
--------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Services -- Note B                              998       4,419              13       3,825
Less: Waived Fees                                                  (76)          --             (13)         --
Administrative Fee -- Note C                                         91         471               1         612
Custodian Fee -- Note E                                              39          78              10          83
Audit Fee                                                            14          12              11          17
Legal Fee                                                             7          24              --          36
Filing & Registration Fees                                           23          29              12          26
Shareholder Servicing Fee -- Investment Class shares -- Note
  D                                                                  --          --              --          17
Distribution Fees -- Adviser Class shares -- Note D                   5          83              --       1,089
Other Expenses                                                       55         236              17         279
Expenses Reimbursed by Adviser                                       --          --             (35)         --
--------------------------------------------------------------------------------------------------------------------
Total Expenses                                                    1,156       5,352              16       5,984
--------------------------------------------------------------------------------------------------------------------
Expense Offset -- Note E                                            (3)          (6)             --          (6)
--------------------------------------------------------------------------------------------------------------------
Net Expenses                                                      1,153       5,346              16       5,978
--------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                    (1,016)       2,015               6       6,914
--------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
Investment Securities                                           (4,836)       6,632              93     (25,453)
--------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                            35,027     212,989             542     245,129
--------------------------------------------------------------------------------------------------------------------
Net Gain (Loss)                                                  30,191     219,621             635     219,676
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $  29,175    $221,636     $       641    $226,590
--------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                              39
2002 SEMI-ANNUAL REPORT
March 31, 2002

Statement of Changes in Net Assets
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)

                                             EQUITY PORTFOLIO      MID CAP GROWTH PORTFOLIO       MID CAP GROWTH II PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS                   SIX MONTHS    DECEMBER 28, 2000*   SIX MONTHS
                                    YEAR ENDED       ENDED       YEAR ENDED        ENDED              TO             ENDED
                                   SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,    MARCH 31,      SEPTEMBER 30,      MARCH 31,
(IN THOUSANDS)                         2001           2002          2001           2002              2001             2002
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income (Loss)      $       3,854   $    1,270   $      (8,278)      $(4,079)  $              (18)  $       (9)
 Realized Net Gain (Loss)                (73,665)     (22,315)       (943,605)     (245,838)              (2,227)        (312)
 Change in Unrealized
 Appreciation (Depreciation)            (118,693)      46,124        (761,374)      464,395                 (533)         736
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net
 Assets Resulting from Operations       (188,504)      25,079      (1,713,257)      214,478               (2,778)         415
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS  -- NOTE A10
INSTITUTIONAL CLASS:
 Net Investment Income                    (3,577)      (1,884)             --            --                   --           --
 Realized Net Gain                       (22,555)          --              --            --                   --           --
 In Excess of Realized Net Gain          (79,136)          --        (231,665)           --                   --           --
ADVISER CLASS:
 Net Investment Income                       (38)          (2)             --            --                   --           --
 Realized Net Gain                          (319)          --              --            --                   --           --
 In Excess of Realized Net Gain           (1,122)          --        (134,466)           --                   --           --
---------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                    (106,747)      (1,886)       (366,131)           --                   --           --
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
 Issued                                  186,991       54,717         675,228       177,460                6,730          159
 In Lieu of Cash Distributions           103,985        1,818         221,069             1                   --           --
 Redeemed                               (211,977)    (172,404)       (616,472)     (460,005)              (1,452)      (1,095)
ADVISER CLASS:
 Issued                                    8,364          168         522,865       143,990                   --           --
 In Lieu of Cash Distributions             1,479            2         133,123            --                   --           --
 Redeemed                                 (9,583)        (375)       (225,897)     (207,937)                  --           --
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) from
 Capital Share Transactions               79,259     (116,074)        709,916      (346,491)               5,278         (936)
---------------------------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)              (215,992)     (92,881)     (1,369,472)     (132,013)               2,500         (521)
NET ASSETS:
 Beginning of Period                     620,117      404,125       3,089,444     1,719,972                   --        2,500
---------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                      $     404,125   $  311,244   $   1,719,972    $1,587,959   $            2,500   $    1,979
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

40

(Amounts for the Six Months Ended March 31, 2002 are Unaudited)

                                             EQUITY PORTFOLIO      MID CAP GROWTH PORTFOLIO       MID CAP GROWTH II PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS                   SIX MONTHS    DECEMBER 28, 2000*   SIX MONTHS
                                    YEAR ENDED       ENDED       YEAR ENDED        ENDED              TO             ENDED
                                   SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,    MARCH 31,      SEPTEMBER 30,      MARCH 31,
(IN THOUSANDS)                         2001           2002          2001           2002              2001             2002
---------------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment
 income (loss) included in end of
 period net assets                 $       1,128   $      512   $          --       $(4,079)  $               --   $       (9)
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
 Shares Issued                            15,047        5,995          29,986        12,978                  719           27
 In Lieu of Cash Distributions             8,414          176           9,641            --                   --           --
 Shares Redeemed                         (17,710)     (17,674)        (27,829)      (30,162)                (203)        (190)
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in
 Institutional Class Shares
 Outstanding                               5,751      (11,503)         11,798       (17,184)                 516         (163)
---------------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
 Shares Issued                               596           16          21,770         8,875                   --           --
 In Lieu of Cash Distributions               120           --           5,877            --                   --           --
 Shares Redeemed                            (899)         (36)        (10,800)      (12,816)                  --           --
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in
 Adviser Class Shares Outstanding           (183)         (20)         16,847        (3,941)                  --           --
---------------------------------------------------------------------------------------------------------------------------------

* Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

                                                                              41
2002 SEMI-ANNUAL REPORT
March 31, 2002

Statement of Changes in Net Assets (cont'd)
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)

                                                          MID CAP                     SMALL CAP                     SMALL CAP
                                                  VALUE PORTFOLIO              GROWTH PORTFOLIO               VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                       YEAR ENDED        ENDED       YEAR ENDED        ENDED       YEAR ENDED        ENDED
                                      SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,    MARCH 31,
(IN THOUSANDS)                            2001           2002           2001           2002           2001           2002
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income (Loss)         $       2,914   $      (674)  $      (2,890)  $    (1,016)  $       6,423   $     2,015
 Realized Net Gain (Loss)                   (81,845)      (42,759)        (99,731)       (4,836)       (131,934)        6,632
 Change in Unrealized Appreciation
 (Depreciation)                            (260,664)      310,571        (115,455)       35,027        (166,989)      212,989
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net
 Assets Resulting from Operations          (339,595)      267,138        (218,076)       29,175        (292,500)      221,636
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION -- NOTE A10
INSTITUTIONAL CLASS:
 Net Investment Income                       (4,511)       (1,189)             --            --          (4,214)       (3,150)
 Realized Net Gain                          (72,292)           --              --            --              --        (1,996)
 In Excess of Realized Net Gain            (103,254)           --         (21,242)           --        (100,871)           --
INVESTMENT CLASS:
 Net Investment Income                          (62)           --              --            --              --            --
 Realized Net Gain                           (1,613)           --              --            --              --            --
 In Excess of Realized Net Gain              (2,304)           --              --            --              --            --
ADVISER CLASS:+
 Net Investment Income                         (209)           --              --            --             (86)          (16)
 Realized Net Gain                           (6,697)           --              --            --              --          (114)
 In Excess of Realized Net Gain              (9,566)           --              --            --          (4,626)           --
---------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                       (200,508)       (1,189)        (21,242)           --        (109,797)       (5,276)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
 Issued                                     422,108       200,059         199,085       106,482         402,884       237,554
 In Lieu of Cash Distributions              175,179         1,000          19,516            --         101,778         4,625
 Redeemed                                  (394,048)     (273,340)       (226,594)     (166,239)       (373,128)     (419,946)
INVESTMENT CLASS:
 Issued                                      42,305         7,157              --            --              --            --
 In Lieu of Cash Distributions                3,725            --              --            --              --            --
 Redeemed                                   (14,995)       (9,467)             --            --              --            --
ADVISER CLASS:+
 Issued                                     102,595        64,758          18,455         1,639          39,030        17,346
 In Lieu of Cash Distributions               16,347            --              --            --           4,712           130
 Redeemed                                   (68,006)      (20,883)         (5,551)      (10,793)        (17,253)       (7,417)
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) from
 Capital Share Transactions                 285,210       (30,716)          4,911       (68,911)        158,023      (167,708)
---------------------------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                 (254,893)      235,233        (234,407)      (39,736)       (244,274)       48,652
NET ASSETS:
 Beginning of Period                      1,502,456     1,247,563         437,898       203,491       1,316,879     1,072,605
---------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                         $   1,247,563   $ 1,482,796   $     203,491   $   163,755   $   1,072,605   $ 1,121,257
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

42

(Amounts for the Six Months Ended March 31, 2002 are Unaudited)

                                                          MID CAP                     SMALL CAP                     SMALL CAP
                                                  VALUE PORTFOLIO              GROWTH PORTFOLIO               VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                       YEAR ENDED        ENDED       YEAR ENDED        ENDED       YEAR ENDED        ENDED
                                      SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,    MARCH 31,
(IN THOUSANDS)                            2001           2002           2001           2002           2001           2002
---------------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income
 (loss) included in end of period
 net assets                           $       1,196   $      (667)  $           6   $    (1,010)  $       3,592   $     2,441
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
 Shares Issued                               20,217        10,894           5,712         3,885          21,872        17,098
 In Lieu of Cash Distributions                8,906            51             583            --           5,766           271
 Shares Redeemed                            (19,124)      (14,690)         (6,518)       (6,015)        (20,449)      (27,545)
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in
 Institutional Class Shares
 Outstanding                                  9,999        (3,745)           (223)       (2,130)          7,189       (10,176)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
 Shares Issued                                2,081           376              --            --              --            --
 In Lieu of Cash Distributions                  190            --              --            --              --            --
 Shares Redeemed                               (720)         (491)             --            --              --            --
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in
 Investment Class Shares Outstanding          1,551          (115)             --            --              --            --
---------------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS+:
 Shares Issued                                4,826         3,367             622            59           2,089         1,013
 In Lieu of Cash Distributions                  831            --              --            --             267             8
 Shares Redeemed                             (3,343)       (1,126)           (205)         (407)           (959)         (435)
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Adviser
 Class Shares Outstanding                     2,314         2,241             417          (348)          1,397           586
---------------------------------------------------------------------------------------------------------------------------------

+ The Small Cap Growth Portfolio began offering Adviser class shares on January
  11, 2001.

    The accompanying notes are an integral part of the financial statements.

                                                                              43
2002 SEMI-ANNUAL REPORT
March 31, 2002

Statement of Changes in Net Assets (cont'd)
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)

                                                                         STRATEGIC SMALL
                                                                         VALUE PORTFOLIO              VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS                   SIX MONTHS
                                                               YEAR ENDED       ENDED       YEAR ENDED       ENDED
                                                              SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,   MARCH 31,
(IN THOUSANDS)                                                    2001           2002          2001           2002
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income (Loss)                                 $          19   $        6   $      17,523   $    6,914
 Realized Net Gain (Loss)                                                99           93          59,141      (25,453)
 Change in Unrealized Appreciation (Depreciation)                      (132)         542         (26,660)     245,129
-------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting from
 Operations                                                             (14)         641          50,004      226,590
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS -- NOTE A10
INSTITUTIONAL CLASS:
 Net Investment Income                                                  (11)         (12)         (9,531)      (5,136)
 Realized Net Gain                                                       --          (99)             --           --
INVESTMENT CLASS:
 Net Investment Income                                                   --           --            (130)        (152)
ADVISER CLASS:
 Net Investment Income                                                   --           --          (6,335)      (5,555)
-------------------------------------------------------------------------------------------------------------------------
 Total Distributions                                                    (11)        (111)        (15,996)     (10,843)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
 Issued                                                                 202        2,450         310,323       62,398
 In Lieu of Cash Distributions                                           11          111           8,959        4,857
 Redeemed                                                              (260)        (621)       (412,866)    (164,484)
INVESTMENT CLASS:
 Issued                                                                  --           --          44,383        6,576
 In Lieu of Cash Distributions                                           --           --             119          150
 Redeemed                                                                --           --         (27,864)      (3,247)
ADVISER CLASS:                                                           --
 Issued                                                                  --           --         858,253      189,807
 In Lieu of Cash Distributions                                           --           --           6,294        5,535
 Redeemed                                                                --           --        (336,676)    (129,533)
-------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) from Capital Share Transactions                (47)       1,940         450,925      (27,941)
-------------------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                                              (72)       2,470         484,933      187,806
NET ASSETS:
 Beginning of Period                                                  2,506        2,434         996,425    1,481,358
-------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                 $       2,434   $    4,904   $   1,481,358   $1,669,164
-------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

44

(Amounts for the Six Months Ended March 31, 2002 are Unaudited)

                                                                            STRATEGIC SMALL
                                                                            VALUE PORTFOLIO                 VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
                                                                                SIX MONTHS                      SIX MONTHS
                                                                YEAR ENDED         ENDED        YEAR ENDED         ENDED
                                                               SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,     MARCH 31,
(IN THOUSANDS)                                                     2001            2002            2001            2002
-------------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income (loss) included in end
 of period net assets                                         $            10   $         4   $         4,564   $       635
-------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
 Shares Issued                                                             19           199            21,360         4,419
 In Lieu of Cash Distributions                                              1            10               636           328
 Shares Redeemed                                                          (24)          (54)          (28,189)      (11,449)
-------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Institutional Class Shares
 Outstanding                                                               (4)          155            (6,193)       (6,702)
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
 Shares Issued                                                             --            --             2,972           440
 In Lieu of Cash Distributions                                             --            --                 8            10
 Shares Redeemed                                                           --            --            (1,880)         (222)
-------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Investment Class Shares
 Outstanding                                                               --            --             1,100           228
-------------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
 Shares Issued                                                             --            --            58,109        12,820
 In Lieu of Cash Distributions                                             --            --               435           373
 Shares Redeemed                                                           --            --           (23,544)       (9,070)
-------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Adviser Class Shares Outstanding               --            --            35,000         4,123
-------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                              45
2002 SEMI-ANNUAL REPORT
March 31, 2002

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
EQUITY PORTFOLIO
Institutional Class

                                                                                                                   SIX MONTHS
                                                                                                                     ENDED
                                                                         YEAR ENDED SEPTEMBER 30,                  MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               1997        1998       1999       2000       2001        2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    25.67   $  29.45   $  20.44   $  19.82   $  17.28   $     9.75
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.36       0.24       0.14       0.05+      0.09+        0.03+
  Net Realized and Unrealized Gain (Loss) on Investments        8.22      (1.04)      5.24       3.53      (4.78)        0.67
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            8.58      (0.80)      5.38       3.58      (4.69)        0.70
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                        (0.40)     (0.28)     (0.17)     (0.05)     (0.09)       (0.05)
  Realized Net Gain                                            (4.40)     (7.93)     (5.83)     (6.07)     (0.61)          --
  In Excess of Realized Net Gain                                  --         --         --         --      (2.14)          --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (4.80)     (8.21)     (6.00)     (6.12)     (2.84)       (0.05)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $    29.45   $  20.44   $  19.82   $  17.28   $   9.75   $    10.40
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  38.46%     (2.66%)    30.15%     19.83%    (30.58%)       7.18%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                     $1,312,547   $872,662   $635,593   $615,078   $403,062   $  310,311
Ratio of Expenses to Average Net Assets(1)                     0.60%      0.61%      0.62%      0.61%      0.62%        0.66%*
Ratio of Net Investment Income to Average Net Assets           1.30%      0.94%      0.64%      0.27%      0.71%        0.67%*
Portfolio Turnover Rate                                          85%        77%       103%       211%       160%          50%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                              0.59%      0.59%      0.60%      0.61%      0.62%        0.66%*
---------------------------------------------------------------------------------------------------------------------------------

Adviser Class

                                                             JANUARY 16, 1998**                                   SIX MONTHS
                                                                     TO                                              ENDED
                                                                SEPTEMBER 30        YEAR ENDED SEPTEMBER 30,       MARCH 31,
                                                                    1998           1999      2000       2001         2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $            20.50   $ 20.42   $ 19.79   $   17.24   $      9.71
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                    0.10      0.11      0.01+       0.06+         0.02+
  Net Realized and Unrealized Gain (Loss) on Investments                  (0.09)     5.21      3.53       (4.78)         0.67
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                       0.01      5.32      3.54       (4.72)         0.69
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                                   (0.09)    (0.12)    (0.02)      (0.06)        (0.02)
  Realized Net Gain                                                          --     (5.83)    (6.07)      (0.61)           --
  In Excess of Realized Net Gain                                             --        --        --       (2.14)           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                   (0.09)    (5.95)    (6.09)      (2.81)        (0.02)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $            20.42   $ 19.79   $ 17.24   $    9.71   $     10.38
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             (0.02%)   29.80%    19.58%     (30.81%)        7.08%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                        $              373   $ 2,123   $ 5,039   $   1,063   $       933
Ratio of Expenses to Average Net Assets(2)                                0.88%*    0.87%     0.86%       0.86%         0.91%*
Ratio of Net Investment Income to Average Net Assets                      0.65%*    0.34%     0.04%       0.48%         0.46%*
Portfolio Turnover Rate                                                     77%      103%      211%        160%           50%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                         0.82%*    0.85%     0.86%       0.86%         0.91%*
---------------------------------------------------------------------------------------------------------------------------------

*  Annualized
** Initial offering of Adviser Class shares
+  Per share amount is based on average shares outstanding.
    The accompanying notes are an integral part of the financial statements.

46

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
MID CAP GROWTH PORTFOLIO
Institutional Class

                                                                                                                   SIX MONTHS
                                                                                                                     ENDED
                                                                        YEAR ENDED SEPTEMBER 30,                   MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD            1997       1998       1999        2000         2001         2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  20.53   $  21.84   $  18.62   $    25.77   $    35.15   $    14.80
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             (0.01)     (0.03)     (0.01)       (0.06)       (0.05)       (0.04)
  Net Realized and Unrealized Gain (Loss) on
  Investments                                               4.75       0.24      10.65        13.71       (16.44)        1.94
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        4.74       0.21      10.64        13.65       (16.49)        1.90
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                       --         --      (0.00)++         --          --           --
  Realized Net Gain                                        (3.43)     (3.43)     (3.49)       (4.27)          --           --
  In Excess of Realized Net Gain                              --         --         --           --        (3.86)          --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (3.43)     (3.43)     (3.49)       (4.27)       (3.86)          --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $  21.84   $  18.62   $  25.77   $    35.15   $    14.80   $    16.70
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              28.05%      2.00%     64.27%       56.60%      (50.80%)      12.84%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                   $446,963   $429,955   $785,659   $2,109,750   $1,063,186   $  912,652
Ratio of Expenses to Average Net Assets(1)                 0.63%      0.62%      0.62%        0.62%        0.61%        0.66%*
Ratio of Net Investment Income to Average Net Assets      (0.07%)    (0.13%)    (0.07%)      (0.21%)      (0.25%)      (0.35%)*
Portfolio Turnover Rate                                     134%       172%       208%         169%         145%         117%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
  TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                          0.61%      0.60%      0.60%        0.61%        0.60%        0.65%*
-----------------------------------------------------------------------------------------------------------------------------

Adviser Class

                                                   JANUARY 31, 1997**                                              SIX MONTHS
                                                           TO                                                        ENDED
                                                     SEPTEMBER 30,              YEAR ENDED SEPTEMBER 30,           MARCH 31,
                                                          1997           1998       1999       2000       2001        2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $            17.04   $ 21.81   $  18.55   $  25.59   $  34.79   $    14.59
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                  (0.02)    (0.03)     (0.05)     (0.09)     (0.10)       (0.05)
  Net Realized and Unrealized Gain (Loss) on
  Investments                                                    4.79      0.20      10.58      13.56     (16.24)        1.90
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             4.77      0.17      10.53      13.47     (16.34)        1.85
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Realized Net Gain                                                --     (3.43)     (3.49)     (4.27)        --           --
  In Excess of Realized Net Gain                                   --        --         --         --      (3.86)          --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                            --     (3.43)     (3.49)     (4.27)     (3.86)          --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $            21.81   $ 18.55   $  25.59   $  34.79   $  14.59   $    16.44
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   27.99%     1.79%     63.87%     56.24%    (50.91%)      12.68%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)              $            1,200   $51,058   $263,312   $979,694   $656,786   $  675,307
Ratio of Expenses to Average Net Assets(2)                      0.88%*    0.87%      0.88%      0.87%      0.86%        0.91%*
Ratio of Net Investment Income to Average Net
Assets                                                         (0.41%)*  (0.25%)    (0.31%)    (0.46%)    (0.50%)      (0.60%)*
Portfolio Turnover Rate                                          134%      172%       208%       169%       145%         117%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF
  EXPENSES TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                               0.86%*    0.84%      0.86%      0.86%      0.85%        0.90%*
---------------------------------------------------------------------------------------------------------------------------------

*  Annualized
** Initial offering of Adviser Class shares
++  Amount is less than $0.01 per share.
    The accompanying notes are an integral part of the financial statements.

                                                                              47
2002 SEMI-ANNUAL REPORT
March 31, 2002

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
MID CAP GROWTH II PORTFOLIO
Institutional Class

                                                              DECEMBER 28, 2000**    SIX MONTHS
                                                                      TO               ENDED
                                                                 SEPTEMBER 30,       MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                        2001               2002
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $             10.00    $     4.85
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                              (0.03)        (0.02)
  Net Realized and Unrealized Gain (Loss) on Investments                    (5.12)         0.78
---------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        (5.15)         0.76
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                                        --            --
  Realized Net Gain                                                            --            --
---------------------------------------------------------------------------------------------------
    Total Distributions                                                        --            --
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $              4.85    $     5.61
---------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              (51.50%)       15.67%
---------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $             2,500    $    1,979
Ratio of Expenses to Average Net Assets(1)                                  2.10%*        0.90%*
Ratio of Net Investment Income to Average Net Assets                       (0.61%)*      (0.70%)*
Portfolio Turnover Rate                                                      247%          111%
---------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver                    1.20%*        3.50%*
  Ratio Including Expense Offsets                                           0.90%*        0.90%*
---------------------------------------------------------------------------------------------------

*  Annualized
** Initial offering of Institutional Class Shares.

    The accompanying notes are an integral part of the financial statements.

48

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
MID CAP VALUE PORTFOLIO
Institutional Class

                                                                                                                   SIX MONTHS
                                                                                                                     ENDED
                                                                        YEAR ENDED SEPTEMBER 30,                   MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD            1997       1998       1999        2000         2001         2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  14.49   $  21.80   $  18.12   $    21.88   $    25.07   $    16.91
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                     0.05+      0.08+      0.12+        0.06+        0.05+       (0.01)+
  Net Realized and Unrealized Gain (Loss) on
  Investments                                               8.37      (1.53)      5.01         5.78        (4.91)        3.67
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        8.42      (1.45)      5.13         5.84        (4.86)        3.66
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                    (0.10)     (0.04)     (0.06)       (0.08)       (0.08)       (0.02)
  Realized Net Gain                                        (1.01)     (2.19)     (1.31)       (2.57)       (1.33)          --
  In Excess of Realized Net Gain                              --         --         --           --        (1.89)          --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (1.11)     (2.23)     (1.37)       (2.65)       (3.30)       (0.02)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $  21.80   $  18.12   $  21.88   $    25.07   $    16.91   $    20.55
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              61.40%     (6.92%)    29.44%       29.48%      (21.23%)      21.64%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                   $220,260   $420,555   $721,015   $1,374,275   $1,096,021   $1,255,067
Ratio of Expenses to Average Net Assets(1)                 0.90%      0.90%      0.87%        0.87%        0.86%       0.91%*
Ratio of Net Investment Income to Average Net Assets       0.28%      0.40%      0.57%        0.28%        0.22%       (0.07%)
Portfolio Turnover Rate                                     184%       213%       244%         226%         176%          79%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
  TO AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense
  Reimbursement/Waiver                                     0.02%        N/A        N/A          N/A          N/A          N/A
  Ratio Including Expense Offsets                          0.88%      0.88%      0.86%        0.85%        0.85%        0.91%*
---------------------------------------------------------------------------------------------------------------------------------

Investment Class

                                                                                                                  SIX MONTHS
                                                                                                                     ENDED
                                                                          YEAR ENDED SEPTEMBER 30,                 MARCH 31,
                                                               1997      1998      1999      2000       2001         2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 14.48   $ 21.75   $ 18.05   $ 21.80   $   24.97   $     16.83
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.01+     0.05+     0.09+     0.03+       0.01+        (0.02)+
  Net Realized and Unrealized Gain (Loss) on Investments         8.36     (1.53)     5.00      5.75       (4.88)         3.65
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             8.37     (1.48)     5.09      5.78       (4.87)         3.63
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                         (0.09)    (0.03)    (0.03)    (0.04)      (0.05)           --
  Realized Net Gain                                             (1.01)    (2.19)    (1.31)    (2.57)      (1.33)           --
  In Excess of Realized Net Gain                                   --        --        --        --       (1.89)           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (1.10)    (2.22)    (1.34)    (2.61)      (3.27)           --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 21.75   $ 18.05   $ 21.80   $ 24.97   $   16.83   $     20.46
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   61.05%    (7.08%)   29.30%    29.25%     (21.36%)       21.51%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $ 1,238   $18,861   $25,197   $29,593   $  46,063   $    53,651
Ratio of Expenses to Average Net Assets(2)                      1.09%     1.05%     1.02%     1.02%       1.01%         1.06%*
Ratio of Net Investment Income to Average Net Assets            0.04%     0.25%     0.42%     0.14%       0.05%        (0.21%)*
Portfolio Turnover Rate                                          184%      213%      244%      226%        176%           79%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver        4.60%       N/A       N/A       N/A         N/A           N/A
  Ratio Including Expense Offsets                               1.07%     1.03%     1.01%     1.00%       1.00%         1.06%*
---------------------------------------------------------------------------------------------------------------------------------

+ Per share amount is based upon average shares outstanding.
    The accompanying notes are an integral part of the financial statements.

                                                                              49
2002 SEMI-ANNUAL REPORT
March 31, 2002

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
MID CAP VALUE PORTFOLIO
Adviser Class

                                                               JULY 17, 1998**                                    SIX MONTHS
                                                                      TO                                            ENDED
                                                                SEPTEMBER 30,        YEAR ENDED SEPTEMBER 30,     MARCH 31,
                                                                     1998           1999      2000       2001        2002
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $            21.82   $ 18.12   $ 21.86   $  25.02   $    16.87
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                     0.01+     0.07+     0.01+     (0.01)+      (0.03)+
  Net Realized and Unrealized Gain (Loss) on Investments                   (3.71)     5.01      5.76      (4.88)        3.65
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                       (3.70)     5.08      5.77      (4.89)        3.62
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                                       --     (0.03)    (0.04)     (0.04)          --
  Realized Net Gain                                                           --     (1.31)    (2.57)     (1.33)          --
  In Excess of Realized Net Gain                                              --        --        --      (1.89)          --
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --     (1.34)    (2.61)     (3.26)          --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $            18.12   $ 21.86   $ 25.02   $  16.87   $    20.49
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             (16.96%)   29.12%    29.12%    (21.40%)      21.46%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $            4,919   $40,636   $98,588   $105,479   $  174,078
Ratio of Expenses to Average Net Assets(1)                                 1.24%*    1.12%     1.12%      1.11%        1.17%*
Ratio of Net Investment Income to Average Net Assets                       0.25%*    0.33%     0.03%     (0.03%)      (0.32%)*
Portfolio Turnover Rate                                                     213%      244%      226%       176%          79%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                          1.17%*    1.11%     1.10%      1.10%        1.17%*
--------------------------------------------------------------------------------------------------------------------------------

*  Annualized
** Initial offering of Adviser Class shares
+  Per share amount is based upon average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

50

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
SMALL CAP GROWTH PORTFOLIO
Institutional Class

                                                              JUNE 30, 1998**                                    SIX MONTHS
                                                                    TO                                             ENDED
                                                               SEPTEMBER 30,       YEAR ENDED SEPTEMBER 30,      MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                     1998           1999       2000       2001        2002
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $     10.00     $   8.57   $  32.28   $  52.96   $    24.04
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                        (0.01)       (0.13)+    (0.34)     (0.35)       (0.14)+
  Net Realized and Unrealized Gain (Loss) on Investments              (1.42)       23.84      25.42     (25.78)        3.46
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                  (1.43)       23.71      25.08     (26.13)        3.32
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Realized Net Gain                                                      --           --      (4.40)        --           --
  In Excess of Realized Net Gain                                         --           --         --      (2.79)          --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $      8.57     $  32.28   $  52.96      24.04   $    27.36
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        (14.30%)     276.66%     80.31%    (50.83%)      13.81%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                           $     3,004     $ 93,229   $437,898   $193,469   $  161,862
Ratio of Expenses to Average Net Assets(1)                            1.16%*       1.18%      1.14%      1.14%        1.15%*
Ratio of Net Investment Income (Loss) to Average Net Assets          (0.46%)*     (0.50%)    (0.77%)    (0.98%)      (1.01%)*
Portfolio Turnover Rate                                                 67%         300%       206%       176%         140%
-------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver              3.67%*       0.15%        N/A        N/A        0.08%*
  Ratio Including Expense Offsets                                     1.15%*       1.15%      1.12%      1.12%        1.15%*
-------------------------------------------------------------------------------------------------------------------------------

Adviser Class

                                                              JANUARY 10, 2001**    SIX MONTHS
                                                                      TO               ENDED
                                                                SEPTEMBER 30,        MARCH 31,
                                                                     2001              2002
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $     34.71        $     24.02
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                         (0.24)             (0.17)+
  Net Realized and Unrealized Gain (Loss) on Investments              (10.45)              3.46
---------------------------------------------------------------------------------------------------
    Total from Investment Operations                                  (10.69)              3.29
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $     24.02        $     27.31
---------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         (30.80%)            13.70%
---------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                            $    10,022        $     1,893
Ratio of Expenses to Average Net Assets(2)                             1.40%*             1.40%*
Ratio of Net Investment Income (Loss) to Average Net Assets           (1.24%)*           (1.28%)*
Portfolio Turnover Rate                                                 176%               140%
---------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver                 N/A              0.05%*
  Ratio Including Expense Offsets                                      1.38%*             1.40%
---------------------------------------------------------------------------------------------------

 * Annualized
** Initial offerings of Institutional and Adviser Class shares, respectively.
 + Per share amount is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                                                                              51
2002 SEMI-ANNUAL REPORT
March 31, 2002

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
SMALL CAP VALUE PORTFOLIO
Institutional Class

                                                                                                                   SIX MONTHS
                                                                                                                     ENDED
                                                                        YEAR ENDED SEPTEMBER 30,                   MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD            1997       1998       1999        2000         2001         2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  19.64   $  24.97   $  17.37   $    18.62   $    21.18   $    15.16
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                              0.15       0.16       0.13+        0.09+        0.10+        0.04
  Net Realized and Unrealized Gain (Loss) on
  Investments                                               8.39      (4.33)      3.65         4.01        (4.35)        3.21
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        8.54      (4.17)      3.78         4.10        (4.25)        3.25
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                    (0.11)     (0.14)     (0.07)       (0.14)       (0.07)       (0.05)
  Realized Net Gain                                        (3.10)     (3.29)     (2.46)       (1.40)          --        (0.03)
  In Excess of Realized Net Gain                              --         --         --           --        (1.70)          --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (3.21)     (3.43)     (2.53)       (1.54)       (1.77)       (0.08)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $  24.97   $  17.37   $  18.62   $    21.18   $    15.16   $    18.33
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              49.81%    (18.34%)    23.83%       23.11%      (21.25%)      21.45%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                   $897,396   $716,729   $897,629   $1,269,171   $1,017,346   $1,043,631
Ratio of Expenses to Average Net Assets(1)                 0.86%      0.86%      0.86%        0.86%        0.86%        0.89%*
Ratio of Net Investment Income to Average Net Assets       0.70%      0.71%      0.70%        0.43%        0.52%        0.36%*
Portfolio Turnover Rate                                     107%       163%       251%         193%         157%          65%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
  TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                          0.86%      0.86%      0.86%        0.85%        0.86%        0.89%*
---------------------------------------------------------------------------------------------------------------------------------

Adviser Class

                                                              JANUARY 22, 1999**                          SIX MONTHS
                                                                      TO                     YEAR ENDED     ENDED
                                                                 SEPTEMBER 30,            SEPTEMBER 30,   MARCH 31,
                                                                     1999            2000       2001         2002
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $             17.32   $ 18.62   $   21.15   $    15.13
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                               0.06+     0.04+       0.05+        0.00++
  Net Realized and Unrealized Gain (Loss) on Investments                     1.24      4.02       (4.34)        3.22
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                         1.30      4.06       (4.29)        3.22
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                                        --     (0.13)      (0.03)        0.00++
  Realized Net Gain                                                            --     (1.40)         --        (0.03)
  In Excess of Realized Net Gain                                               --        --       (1.70)          --
------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                        --     (1.53)      (1.73)       (0.03)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $             18.62   $ 21.15   $   15.13   $    18.32
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                7.51%    22.83%     (21.46%)      21.33%
------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $            16,117   $47,708   $  55,259   $   77,626
Ratio of Expenses to Average Net Assets(2)                                  1.11%*    1.11%       1.11%        1.15%*
Ratio of Net Investment Income to Average Net Assets                        0.45%*    0.18%       0.26%        0.10%*
Portfolio Turnover Rate                                                      251%      193%        157%          65%
------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                           1.10%*    1.10%       1.11%        1.15%*
------------------------------------------------------------------------------------------------------------------------

*  Annualized
** Initial offering of Adviser Class shares
+  Per share amount is based on average shares outstanding.
++  Amount is less than $0.01 per share.
    The accompanying notes are an integral part of the financial statements.

52

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
STRATEGIC SMALL VALUE PORTFOLIO
Institutional Class

                                                              JUNE 30, 2000**                   SIX MONTHS
                                                                    TO           YEAR ENDED       ENDED
                                                               SEPTEMBER 30,    SEPTEMBER 30,   MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                     2000             2001           2002
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $         10.00   $      10.62    $    10.51
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                  0.03           0.09          0.03
  Net Realized and Unrealized Gain (Loss) on Investments                 0.59          (0.15)         2.62
--------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     0.62          (0.06)         2.65
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                                    --          (0.05)        (0.05)
  Realized Net Gain                                                        --             --         (0.43)
--------------------------------------------------------------------------------------------------------------
    Total Distributions                                                    --          (0.05)        (0.48)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $         10.62   $      10.51    $    12.68
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                            6.20%         (0.60%)       25.75%
--------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $         2,506   $      2,434    $    4,904
Ratio of Expenses to Average Net Assets(1)                              1.31%*         1.15%         1.15%*
Ratio of Net Investment Income to Average Net Assets                    1.15%*         0.73%         0.46%*
Portfolio Turnover Rate                                                   33%            80%           65%
--------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver                4.23%*         1.85%         3.54%*
  Ratio Including Expense Offsets                                       1.15%*         1.15%         1.15%*
--------------------------------------------------------------------------------------------------------------

*  Annualized
** Initial offering of Institutional Class Shares.

    The accompanying notes are an integral part of the financial statements.

                                                                              53
2002 SEMI-ANNUAL REPORT
March 31, 2002

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
VALUE PORTFOLIO
Institutional Class

                                                                                                                   SIX MONTHS
                                                                                                                     ENDED
                                                                       YEAR ENDED SEPTEMBER 30,                    MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           1997         1998         1999        2000       2001        2002
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    15.61   $    20.37   $    15.16   $  13.59   $  12.86    $  13.80
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                     0.34+        0.34         0.21+      0.16+      0.19+       0.08+
  Net Realized and Unrealized Gain (Loss) on
  Investments                                               5.75        (3.38)        1.11       0.95       0.93        2.14
-----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        6.09        (3.04)        1.32       1.11       1.12        2.22
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                    (0.30)       (0.36)       (0.28)     (0.18)     (0.18)      (0.12)
  Realized Net Gain                                        (1.03)       (1.81)       (2.61)     (1.27)        --          --
  In Excess of Realized Net Gain                              --           --           --      (0.39)        --          --
-----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (1.33)       (2.17)       (2.89)     (1.84)     (0.18)      (0.12)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $    20.37   $    15.16   $    13.59   $  12.86   $  13.80    $  15.90
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              41.25%      (16.41%)       8.30%      9.67%      8.68%      16.12%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                 $3,542,772   $2,288,236   $1,079,356   $690,859   $656,007    $649,218
Ratio of Expenses to Average Net Assets(1)                 0.62%        0.60%        0.63%      0.61%      0.62%       0.64%*
Ratio of Net Investment Income to Average Net Assets       1.93%        1.76%        1.38%      1.32%      1.26%       1.05%*
Portfolio Turnover Rate                                      46%          56%          53%        50%        38%         12%
-----------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO AVERAGE
  NET ASSETS:
  Ratio Including Expense Offsets                          0.61%        0.59%        0.62%      0.60%      0.61%       0.64%*
-----------------------------------------------------------------------------------------------------------------------------

Investment Class

                                                                                                              SIX MONTHS
                                                                                                                ENDED
                                                                        YEAR ENDED SEPTEMBER 30,              MARCH 31,
                                                               1997      1998      1999     2000     2001        2002
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 15.60   $ 20.36   $15.15   $13.58   $ 12.86    $ 13.80
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.31+     0.31     0.19+    0.15+     0.16+      0.07+
  Net Realized and Unrealized Gain (Loss) on Investments         5.75     (3.38)    1.12     0.94      0.93       2.14
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             6.06     (3.07)    1.31     1.09      1.09       2.21
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                         (0.27)    (0.33)   (0.27)   (0.15)    (0.15)     (0.11)
  Realized Net Gain                                             (1.03)    (1.81)   (2.61)   (1.27)       --         --
  In Excess of Realized Net Gain                                   --        --       --    (0.39)       --         --
------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (1.30)    (2.14)   (2.88)   (1.81)    (0.15)     (0.11)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 20.36   $ 15.15   $13.58   $12.86   $ 13.80    $ 15.90
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   41.01%   (16.55%)   8.20%    9.50%     8.46%     16.04%
------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $29,847   $24,527   $9,673   $4,069   $19,552    $26,155
Ratio of Expenses to Average Net Assets(2)                      0.80%     0.75%    0.78%    0.76%     0.77%      0.79%*
Ratio of Net Investment Income to Average Net Assets            1.75%     1.62%    1.25%    1.19%     1.08%      0.90%*
Portfolio Turnover Rate                                           46%       56%      53%      50%       38%        12%
------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver        0.09%       N/A      N/A      N/A       N/A        N/A
  Ratio Including Expense Offsets                               0.79%     0.74%    0.77%    0.75%     0.76%   0.79%(*)
------------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.
    The accompanying notes are an integral part of the financial statements.

54

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
VALUE PORTFOLIO
Adviser Class

                                                                                                                   SIX MONTHS
                                                                                                                     ENDED
                                                                          YEAR ENDED SEPTEMBER 30,                 MARCH 31,
                                                              1997       1998       1999       2000       2001        2002
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $  15.61   $  20.35   $  15.13   $  13.57   $  12.83    $  13.78
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.30+      0.29       0.17+      0.13+      0.15+       0.06+
  Net Realized and Unrealized Gain (Loss) on Investments        5.74      (3.38)      1.12       0.94       0.94        2.13
-----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            6.04      (3.09)      1.29       1.07       1.09        2.19
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                        (0.27)     (0.32)     (0.24)     (0.15)     (0.14)      (0.10)
  Realized Net Gain                                            (1.03)     (1.81)     (2.61)     (1.27)        --          --
  In Excess of Realized Net Gain                                  --         --         --      (0.39)        --          --
-----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (1.30)     (2.13)     (2.85)     (1.81)     (0.14)      (0.10)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $  20.35   $  15.13   $  13.57   $  12.83   $  13.78    $  15.87
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  40.87%    (16.66%)     8.10%      9.31%      8.49%      15.92%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                       $201,253   $325,272   $254,483   $301,497   $805,799    $993,791
Ratio of Expenses to Average Net Assets(1)                     0.90%      0.85%      0.88%      0.86%      0.87%       0.89%*
Ratio of Net Investment Income to Average Net Assets           1.63%      1.52%      1.10%      1.05%      0.99%       0.80%*
Portfolio Turnover Rate                                          46%        56%        53%        50%        38%         12%
-----------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                              0.89%      0.84%      0.87%      0.85%      0.86%       0.89%*
-----------------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                                                                              55
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Notes to Financial Statements (Unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At March 31, 2002, the Fund was comprised of twenty-four active portfolios. The accompanying financial statements and financial highlights are those of the Equity, Mid Cap Growth, Mid Cap Growth II, Mid Cap Value, Small Cap Growth, Small Cap Value, Strategic Small Value and Value Portfolios (each referred to as a "Portfolio"). The financial statements of the remaining portfolios are presented separately.

The Fund offers up to three different classes of shares for certain Portfolios -- Institutional Class shares, Investment Class shares and Adviser Class shares. Each class of shares has identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights, except each class bears different distribution or service fees as described in Note D.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

 1. Security Valuation: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds and other fixed income securities are valued using brokers' quotations or on the basis of prices provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Short term securities maturing in 60 days or less are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available (including restricted securities) are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

 2. Federal Income Taxes: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

 3. Repurchase Agreements: Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements as discussed above.

 4. Futures: Financial futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations.

    Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

    Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

 5. Swap Agreements: Each Portfolio, except the Mid Cap Growth and Mid Cap Growth II Portfolios, may enter into swap agreements to exchange the interest rate on or return generated by one nominal instrument for the return generated by another nominal instrument. The following summarizes swaps entered into by the Portfolios:

   Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate

56

   swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

    Realized gains or losses on maturity or termination of swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain/ loss reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net payments to be received, if any, at the date of default.

 6. Structured Investments: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

 7. Delayed Delivery Commitments: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is earmarked in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as asset earmarking reaches certain levels, a Portfolio might lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

 8. Purchased Options: Certain Portfolios may purchase call and put options on their portfolio securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the obligation the right to sell, the underlying instrument at the exercise price. The purchase of a call option might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the instrument at the exercise price. A Portfolio may purchase a put option to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by giving the Portfolio the right to sell the instrument at the option exercise price. Possible losses from purchased options cannot exceed the total amount invested.

 9. Foreign Exchange and Forward Currency Contracts: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the Mid Cap Growth and Mid Cap Growth II Portfolios) may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in

                                                                              57
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

    currency exchange rates will affect the value of and investment income from such securities and currency.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

10. Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid quarterly for the Equity and Value Portfolios. The Mid Cap Growth, Mid Cap Growth II, Mid Cap Value, Small Cap Growth, Small Cap Value, and Strategic Small Value Portfolios dividends are declared and paid annually. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October Losses and permanent differences such as gain (loss) on in-kind redemptions (Note I), foreign currency transactions and gains on certain equity securities designated as issued by "passive foreign investment companies".

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed realized net gain (loss) and paid-in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

11. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio has agreed to pay Morgan Stanley Investments LP ("MSI LP" or the "Adviser"), wholly-owned by indirect subsidiaries of Morgan Stanley & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to each Portfolio's average daily net assets for the quarter. For the six months ended March 31, 2002 the investment advisory fees of each of the Portfolios were:

                                  ANNUAL        VOLUNTARY EXPENSE LIMITATIONS
                                INVESTMENT   ------------------------------------
                                 ADVISORY    INSTITUTIONAL   INVESTMENT   ADVISER
PORTFOLIO                          FEE           CLASS         CLASS       CLASS
---------------------------------------------------------------------------------
Equity                               0.500%             --%          --%       --%
Mid Cap Growth                       0.500              --           --        --
Mid Cap Growth II                    0.750            0.90           --        --
Mid Cap Value                        0.750              --           --        --
Small Cap Growth                     1.000            1.15           --      1.40
Small Cap Value                      0.750              --           --        --
Strategic Small Value                1.000            1.15           --        --
Value                                0.500              --           --        --

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses so that annual operating expenses, after giving effect to custody fee offsets, will not exceed voluntary expense limitations established for each class of shares as presented in the table above.

C. ADMINISTRATION FEE. MSI LP serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MSI LP receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. J.P. Morgan Investor Services Co. serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MSI LP and receives compensation from MSI LP for these services.

D. DISTRIBUTOR. Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly owned subsidiary of the Adviser, is the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with these services, pursuant to separate Distribution and Shareholder Servicing Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays a distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays a shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MSDI. The distribution fee may be retained by MSDI if an Adviser Class shareholder invests directly through MSDI. Usually the fees are paid by MSDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MSIF Trust Portfolios to the public.

58

E. CUSTODY. JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio's expenses. Expense offsets appearing in the Statement of Operations include custodian balance credits totaling $71,000 for the six months ended March 31, 2002.

F. TRUSTEES' FEES. The Fund pays each Trustee who is not an interested person, as defined under the Investment Company Act of 1940, as amended, an annual fee plus reimbursement of travel and other expenses incurred in attending Board meetings. Trustees who are interested persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an interested person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment of up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total Trustees fees incurred, for the six months ended March 31, 2002 by the Portfolios were $87,000.

G. PORTFOLIO INVESTMENT ACTIVITY.

1. Purchases and Sales of Securities: For the six months ended March 31, 2002, purchases and sales of investment securities other than temporary cash investments were:

                                                         (000)
                                                ------------------------
PORTFOLIO                                       PURCHASES       SALES
------------------------------------------------------------------------
Equity                                          $  183,523    $  297,728
Mid Cap Growth                                   1,990,649     2,285,247
Mid Cap Growth II                                    2,589         3,481
Mid Cap Value                                    1,082,418     1,040,871
Small Cap Growth                                   269,804       338,364
Small Cap Value                                    712,902       806,915
Strategic Small Value                                3,370         1,733
Value                                              182,106       276,537

2. Federal Income Tax Cost and Unrealized Appreciation (Depreciation): At March 31, 2002, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes are:

                                                (000)
                       -------------------------------------------------------
PORTFOLIO                 COST       APPRECIATION    DEPRECIATION       NET
------------------------------------------------------------------------------
Equity                 $  297,089    $     52,053    $    (10,613)   $  41,440
Mid Cap Growth          1,405,914         216,819         (29,009)     187,810
Mid Cap Growth II           1,766             226             (23)         203
Mid Cap Value           1,317,478         218,763         (66,810)     151,953
Small Cap Growth          151,941          15,036          (2,048)      12,988
Small Cap Value           965,022         203,644         (39,387)     164,257
Strategic Small Value       4,656             586             (73)         513
Value                   1,504,066         320,743         (50,293)     270,450

3. During the six months ended March 31, 2002 the following Portfolios paid brokerage commissions to Morgan Stanley & Co., an affiliated broker/dealer.

                                                                  BROKER
                                                             COMMISSIONS
PORTFOLIO                                                          (000)
------------------------------------------------------------------------
Equity                                                                70
Small Cap Growth                                                       9
Small Cap Value                                                       18
Value                                                                  8

H. CAPITAL LOSS CARRY FORWARD. At September 30, 2001, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

                                                       EXPIRATION DATE
                                                        SEPTEMBER 30,
                                                            (000)
                                                      ------------------
PORTFOLIO                                              2008       2009
------------------------------------------------------------------------
Equity                                                $    --    $ 9,616
Mid Cap Growth                                             --     16,101
Mid Cap Value                                              --        493
Small Cap Growth                                           --      2,561
Value                                                  16,828      3,707

I. SECURITIES LENDING. Certain Portfolios may lend investment securities to investors who borrow securities in order to complete certain transactions. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest earned on loan collateral. Any increase or decline in the market price of the securities loaned would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of securities loaned increases above the value of the collateral received.

Portfolios that lend securities receive cash as collateral in the amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is invested by the securities lending agent in accordance with pre-established guidelines. A portion

                                                                              59
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

of the interest received on the loan collateral is retained by the Portfolio, and the remainder is rebated to the borrower of the securities. From the interest retained by the Portfolio, 25% of such amount is paid to the securities lending agent for its services. The net amount of interest earned, after the interest rebate and allocation to the securities lending agent, is included in the Statement of Operations in interest income. The value of the loaned securities and related collateral outstanding at March 31, 2002 are as follows:

                                                     VALUE OF       VALUE
                                                      LOANED          OF
                                                    SECURITIES    COLLATERAL
PORTFOLIO                                             (000)         (000)
----------------------------------------------------------------------------
Equity                                                  25,547        26,009
Value                                                   97,270        98,736

The following Portfolios have earned interest income on securities lending (after rebates to borrowers and allocation to the securities lending agent):

                                                              NET INTEREST
                                                                 EARNED BY
                                                                 PORTFOLIO
PORTFOLIO                                                            (000)
--------------------------------------------------------------------------
Equity                                                                  57
Value                                                                   63

J. OTHER. At March 31, 2002, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

                                                     PERCENTAGE
                                                    OF OWNERSHIP
                                       --------------------------------------
                                       INSTITUTIONAL    INVESTMENT    ADVISER
PORTFOLIOS                                 CLASS          CLASS        CLASS
-----------------------------------------------------------------------------
Equity                                          17.3%           --%      96.5%
Mid Cap Growth                                  43.5            --       67.9
Mid Cap Growth II                               85.1            --         --
Mid Cap Value                                   25.6          32.4       40.4
Small Cap Growth                                31.5            --       94.1
Small Cap Value                                 10.5            --       67.8
Strategic Small Value                           78.2            --         --
Value                                           47.5          90.7       95.9

K. SHAREHOLDER MEETING. On October 11, 2001, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL 1. To elect the following Trustees:

                                                 VOTES IN        VOTES
                                                 FAVOR OF       AGAINST
------------------------------------------------------------------------
John D. Barrett II                              835,541,411    6,273,826
Barton M. Biggs                                 835,526,144    6,289,093
Thomas P. Gerrity                               835,544,905    6,270,332
Gerard E. Jones                                 835,541,316    6,273,921
Joseph J. Kearns                                835,534,588    6,280,649
Vincent R. McLean                               834,401,728    7,413,509
C. Oscar Morong, Jr.                            835,542,348    6,272,889
William G. Morton, Jr.                          835,527,493    6,287,744
Michael Nugent                                  834,403,468    7,411,769
Fergus Reid                                     835,540,913    6,274,324
Ronald E. Robison                               835,536,348    6,278,889

TRUSTEES

Barton M. Biggs
Chairman of the Board
Chairman and Director,
Morgan Stanley Investment Management Inc. and
Morgan Stanley Investment Management Limited;
Managing Director, Morgan Stanley & Co.

John D. Barrett II
Chairman and Director,
Barrett Associates, Inc.

Thomas P. Gerrity
Professor of Management,
Wharton School of Business,
University of Pennsylvania

Gerard E. Jones
Of Counsel, Shipman & Goodwin, LLP

Joseph J. Kearns
Investment Consultant

Vincent R. McLean
Formerly Executive Vice President,
Chief Financial Officer
and Director, Sperry Corporation

C. Oscar Morong, Jr.
Managing Director, Morong
Capital Management

William G. Morton, Jr.
Chairman Emeritus,
Boston Stock Exchange

Michael Nugent
General Partner, Triumph Capital, LP

Fergus Reid
Chairman and Chief Executive Officer,
Lumelite Plastics Corporation

INVESTMENT ADVISER AND ADMINISTRATOR

Morgan Stanley Investments LP
One Tower Bridge
100 Front Street Suite 1100
West Conshohocken, PA 19428

DISTRIBUTOR

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street Suite 1100
West Conshohocken, PA 19428

OFFICERS

Ronald E. Robison
President & Trustee

Stefanie V. Chang
Vice President

Lorraine Truten
Vice President

James W. Garrett
Treasurer

Mary E. Mullin
Secretary

Belinda A. Brady
Assistant Treasurer

CUSTODIAN

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

LEGAL COUNSEL

Mayer, Brown & Platt LLP
1675 Broadway
New York, New York 10019

INDEPENDENT AUDITORS

Deloitte and Touche LLP
200 Berkeley Street
Boston, MA 02116
USA

                      Morgan Stanley Investment Management
                         Morgan Stanley Investments LP

                                One Tower Bridge
                          100 Front Street, Suite 1100
                        West Conshohocken, PA 19428-2881
        Investment Adviser: (610) 940-5000 - MSIF Trust: (800) 354-8185

                               Printed in U.S.A.
                       This Report has been prepared for
                     shareholders and may be distributed to
                  others only if preceded or accompanied by a
                              current prospectus.

                                                                929-eqseman-0502